UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

Advantus Bond Fund

Investments in Securities

March 31, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (99.0%)
Government Obligations (44.2%)
Other Government Obligations (2.0%)
Provincial or Local Government Obligations (2.0%)
County of Sarasota FL, 7.016%, 10/01/40	$515,000	$586,446
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	1,185,000	1,269,964
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28	1,050,000	1,194,659
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,180,000	1,105,176
4.926%, 10/01/51	3,055,000	3,133,086
		7,289,331
U.S. Government Agencies and Obligations (42.2%)
Export-Import Bank of the United States (1.4%)
Helios Leasing I LLC, 2.018%, 05/29/24	851,275	828,484
Tagua Leasing LLC
1.732%, 09/18/24	886,772	847,157
1.900%, 07/12/24	762,889	738,139
Ulani MSN 37894, 2.184%, 12/20/24	2,028,478	1,986,116
Union 13 Leasing LLC, 1.870%, 06/28/24	676,743	652,501
		5,052,397
Federal Farm Credit Bank (0.9%)
Federal Farm Credit Bank, 2.990%, 02/04/28	3,500,000	3,134,852

Federal Home Loan Mortgage Corporation (FHLMC) (10.5%)
2.500%, 03/01/28	913,928	915,362
3.000%, 08/01/42	902,934	871,730
3.000%, 04/01/43	1,433,335	1,383,801
3.500%, 10/01/25	535,991	562,795
3.500%, 01/01/42	840,020	846,533
3.500%, 02/01/42	755,583	759,952
3.500%, 08/01/42	903,409	909,009
3.974%, 01/25/21 (c)	1,000,000	1,077,917
4.000%, 02/01/20	1,609,415	1,700,896
4.000%, 09/01/40	834,679	867,626
4.000%, 10/01/40	976,029	1,013,839
4.000%, 11/01/40	3,057,746	3,184,582
4.000%, 02/01/41	704,487	732,537
4.000%, 08/01/41	1,231,497	1,279,337
4.000%, 04/01/44 (b)	1,820,000	1,888,037
4.500%, 01/01/41	1,440,466	1,537,909
4.500%, 02/01/41	1,077,475	1,150,384
4.500%, 03/01/41	1,274,200	1,363,322
4.500%, 04/01/41	1,310,142	1,407,062
5.000%, 04/01/35	259,085	281,078
5.000%, 08/01/35	115,585	125,817
5.000%, 11/01/35	263,050	285,380
5.000%, 11/01/39	814,494	898,258
5.000%, 03/01/40	4,042,166	4,456,303
5.000%, 04/01/40	790,770	859,580
5.000%, 08/01/40	508,958	554,089
5.500%, 12/01/17	92,735	99,561
5.500%, 06/01/20	189,101	205,959
5.500%, 10/01/20	276,111	300,584
5.500%, 11/01/23	245,098	269,426
5.500%, 05/01/34	1,380,425	1,547,633
5.500%, 10/01/34	508,086	560,070
5.500%, 07/01/35	843,493	932,918
5.500%, 10/01/35	711,013	782,323
5.500%, 12/01/38	649,678	717,987
6.000%, 11/01/33	693,966	780,005
6.500%, 09/01/32	116,580	133,053
6.500%, 06/01/36	710,870	807,047
7.000%, 12/01/37	321,233	354,802
		38,404,503
Federal National Mortgage Association (FNMA) (15.4%)
2.500%, 11/01/27	865,584	860,834
2.500%, 07/01/28	1,056,449	1,056,882
2.500%, 04/01/29 (b)	1,040,000	1,039,188
3.000%, 06/01/22	667,989	693,944
3.000%, 11/01/27	199,040	204,681
3.000%, 04/01/29 (b)	245,000	251,661
3.000%, 03/01/42	813,193	785,903
3.500%, 11/01/25	627,083	658,703
3.500%, 01/01/26	670,257	704,004
3.500%, 04/01/29 (b)	1,135,000	1,189,977
3.500%, 11/01/40	719,574	725,240
3.500%, 01/01/41	684,829	689,798
3.500%, 02/01/41	421,250	424,840
3.500%, 04/01/41	721,009	726,241
3.500%, 11/01/41	3,971,949	4,002,084
3.500%, 03/01/43	2,289,938	2,308,050
3.500%, 05/01/43	1,905,017	1,920,139
3.500%, 07/01/43	1,268,299	1,268,876
3.500%, 08/01/43	1,470,723	1,471,388
3.500%, 04/01/44 (b)	2,800,000	2,816,625
4.000%, 04/01/41	2,202,783	2,295,155
4.000%, 08/01/41	895,320	930,899
4.000%, 09/01/41	1,460,728	1,521,576
4.500%, 05/01/35	390,409	417,270
4.500%, 07/01/35	1,010,613	1,081,752
4.500%, 06/01/39	529,910	568,318

See accompanying notes to investments in securities.

	Principal	Value(a)
4.500%, 04/01/41	$3,433,721	$3,689,212
4.500%, 07/01/41	3,563,646	3,804,448
5.000%, 05/01/18	40,574	43,163
5.000%, 06/01/18	81,096	86,251
5.000%, 07/01/18	179,099	190,515
5.000%, 07/01/23	248,538	270,660
5.000%, 11/01/33	137,915	150,953
5.000%, 05/01/34	43,576	47,552
5.000%, 12/01/34	616,054	674,191
5.000%, 04/01/35	152,774	166,756
5.000%, 08/01/35	211,111	230,113
5.000%, 04/01/38	413,525	456,830
5.000%, 12/01/39	579,477	642,061
5.000%, 04/01/41	735,125	813,238
5.500%, 09/01/17	28,665	30,525
5.500%, 02/01/18	102,323	110,249
5.500%, 03/01/18	187,919	201,246
5.500%, 04/01/33	747,840	834,013
5.500%, 12/01/33	230,191	255,649
5.500%, 01/01/34	330,022	366,815
5.500%, 02/01/34	338,599	377,856
5.500%, 03/01/34	664,058	745,348
5.500%, 04/01/34	381,346	423,693
5.500%, 09/01/34	103,550	114,886
5.500%, 02/01/35	383,550	425,918
5.500%, 04/01/35	724,835	804,915
5.500%, 06/01/35	134,535	149,431
5.500%, 08/01/35	364,796	405,403
5.500%, 10/01/35	681,859	766,200
5.500%, 11/01/35	252,497	280,442
5.500%, 12/01/35	192,426	214,429
5.500%, 12/01/39	295,455	327,999
6.000%, 09/01/17	154,073	161,151
6.000%, 08/01/23	229,752	248,958
6.000%, 10/01/32	620,805	701,037
6.000%, 11/01/32	509,347	576,280
6.000%, 03/01/33	615,597	696,425
6.000%, 04/01/33	51,644	58,052
6.000%, 12/01/33	242,995	273,089
6.000%, 01/01/36	181,460	203,522
6.000%, 08/01/37	133,771	149,186
6.000%, 09/01/37	279,461	315,491
6.000%, 10/01/38	416,403	471,724
6.000%, 12/01/38	366,811	409,150
6.000%, 06/01/40	162,958	181,206
6.500%, 12/01/31	148,061	169,371
6.500%, 02/01/32	50,014	57,273
6.500%, 04/01/32	237,866	270,957
6.500%, 05/01/32	68,036	77,941
6.500%, 07/01/32	219,497	250,559
6.500%, 08/01/32	297,265	339,918
6.500%, 09/01/32	186,768	213,292
6.500%, 10/01/32	281,522	321,676
6.500%, 11/01/37	292,102	328,497
7.000%, 07/01/31	164,548	191,347
7.000%, 09/01/31	265,348	308,620
7.000%, 11/01/31	385,620	448,660
7.000%, 02/01/32	78,097	89,564
7.000%, 03/01/32	44,448	51,509
7.000%, 07/01/32	127,927	144,854
7.500%, 04/01/31	184,832	209,954
7.500%, 05/01/31	60,604	68,792
		56,703,043
Government National Mortgage Association (GNMA) (1.5%)
0.360%, 06/17/45 (c) (d)	3,218,456	49,146
3.000%, 04/01/44 (b)	1,000,000	983,281
3.500%, 10/20/43	982,933	1,004,681
3.500%, 04/01/44 (b)	1,000,000	1,020,156
5.000%, 12/15/39	53,584	59,512
5.000%, 01/15/40	1,077,299	1,184,670
5.500%, 07/15/38	520,292	582,041
5.500%, 10/15/38	556,505	627,771
8.500%, 10/15/22	16,886	17,246
		5,528,504
U.S. Treasury (12.5%)
U.S. Treasury Bond
3.750%, 11/15/43	1,755,000	1,816,972
5.375%, 02/15/31 (e)	5,115,000	6,543,205
U.S. Treasury Note
0.250%, 02/29/16	945,000	942,490
0.625%, 09/30/17	11,960,000	11,737,616
0.750%, 03/15/17	560,000	557,900
1.500%, 02/28/19	16,010,000	15,849,900
1.625%, 03/31/19	1,095,000	1,089,440
2.750%, 02/15/24	7,410,000	7,426,213
		45,963,736
Total government obligations (cost: $ 157,962,458)		162,076,366

Asset-Backed Securities (6.2%)
Asset-Backed Securities (6.2%)
AmeriCredit Automobile Receivables Trust, 2.850%, 08/08/16	1,000,000	1,013,259
Appalachian Consumer Rate Relief Funding LLC, 3.772%, 08/01/31	780,000	782,062
Cabela’s Master Credit Card Trust, 2.710%, 02/17/26 (f)	1,550,000	1,475,216
Chase Issuance Trust, 2.770%, 03/15/23 (b)	2,400,000	2,393,625

See accompanying notes to investments in securities.

	Principal	Value(a)
Citibank Credit Card Issuance Trust, 2.880%, 01/23/23	$2,930,000	$2,944,829
Conseco Financial Corp.
6.400%, 10/15/18	41,429	42,493
7.400%, 06/15/27	99,351	100,564
Countryplace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (c) (f) (g)	1,755,000	1,859,596
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (c)	1,698,886	1,462,788
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (f) (g) (h)	800,278	811,282
Global SC Finance II SRL, 2.980%, 04/17/28 (f) (h)	1,362,500	1,340,485
GMAC Mortgage Corp. Loan Trust, 5.952%, 08/25/37 (c)	3,095,000	2,688,354
Origen Manufactured Housing Contract Trust
5.700%, 01/15/35 (c)	1,046,989	1,107,373
5.730%, 11/15/35 (c)	385,433	404,561
5.860%, 06/15/36 (c)	440,337	468,177
Santander Consumer Acquired Receivables Trust, 3.190%, 10/15/15 (f)	1,199,413	1,204,601
Santander Drive Auto Receivables Trust, 3.500%, 06/15/18	750,000	779,743
TAL Advantage V LLC
2.830%, 02/22/38 (f)	1,466,792	1,437,890
3.510%, 02/22/39 (f)	550,375	549,891
Total asset-backed securities (cost: $ 23,290,397)		22,866,789

Other Mortgage-Backed Securities (7.6%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (1.1%)
American Tower Trust I, 1.551%, 03/15/43 (f)	2,840,000	2,774,078
BHN I Mortgage Fund, 7.916%, 07/01/14 (f) (g) (h) (i) (j)	57,000	—
Credit-Based Asset Servicing and Securitization LLC, 6.240%, 10/25/36 (f) (k)	469,466	478,562
JPMorgan Mortgage Trust, 2.546%, 11/25/33 (c)	611,324	602,615
Mellon Residential Funding Corp., 6.750%, 06/25/28	8,661	8,755
		3,864,010
Commercial Mortgage-Backed Securities (6.5%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	1,210,678	1,263,356
BB-UBS Trust
3.430%, 11/05/36 (f)	1,790,000	1,711,444
4.026%, 11/05/36 (c) (f)	895,000	806,524
Citigroup Commercial Mortgage Trust
2.110%, 01/12/30 (f)	809,666	815,621
2.912%, 01/12/30 (c) (f)	725,000	726,320
Extended Stay America Trust, 2.295%, 12/05/31 (f) (i)	1,000,000	960,600
Hometown Commercial Mortgage
5.506%, 11/11/38 (f) (g)	761,016	605,008
6.057%, 06/11/39 (f) (g) (i)	938,653	563,192
JPMorgan Chase Commercial Mortgage Securities Corp.
1.953%, 12/05/27 (c) (d) (f) (g)	10,788,437	1,028,828
5.633%, 12/05/27 (f)	2,165,000	2,466,606
Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29 (c)	421,976	422,539
Morgan Stanley Capital I Trust
3.201%, 08/05/34 (f)	860,000	836,012
3.451%, 08/05/34 (f)	550,000	533,039
3.773%, 03/15/45	685,000	692,608
Multi Security Asset Trust
5.270%, 11/28/35 (f) (g)	1,000,000	1,041,406
5.880%, 11/28/35 (c) (f) (g) (i)	1,540,000	1,504,575
Timberstar Trust, 6.208%, 10/15/36 (f)	2,515,000	2,635,833
UBS-Barclays Commercial Mortgage Trust, 3.091%, 08/10/49	920,000	895,625
Vornado DP LLC, 4.004%, 09/13/28 (f)	1,475,000	1,560,203
Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/15/41	435,000	441,434
WF-RBS Commercial Mortgage Trust
3.667%, 11/15/44	905,000	930,645
3.791%, 02/15/44 (f)	1,485,000	1,553,263
		23,994,681
Total other mortgage-backed securities (cost: $ 28,293,091)		27,858,691

See accompanying notes to investments in securities.

	Principal	Value(a)
Corporate Obligations (41.0%)
Basic Materials (0.6%)
Chemicals (0.6%)
Ashland, Inc., 3.875%, 04/15/18	$2,120,000	$2,188,900

Capital Goods (0.9%)
Containers-Metal / Glass (0.8%)
Ball Corp.
5.750%, 05/15/21	685,000	731,238
6.750%, 09/15/20	2,040,000	2,210,850
		2,942,088
Manufacturing (0.1%)
Valmont Industries, Inc., 6.625%, 04/20/20	300,000	348,358

Communications (2.6%)
Cable/Satellite TV (0.3%)
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	1,200,000	1,134,469

Telephone Services (1.1%)
SBA Tower Trust, 2.240%, 04/15/43 (f)	2,440,000	2,393,215
Virgin Media Secured Finance PLC, 5.375%, 04/15/21 (f) (h)	1,500,000	1,548,750
		3,941,965
Telephone-Integrated (1.2%)
British Telecommunications PLC, 2.000%, 06/22/15 (h)	865,000	878,280
Verizon Communications, Inc.
5.150%, 09/15/23	970,000	1,061,489
6.550%, 09/15/43	2,215,000	2,695,511
		4,635,280
Consumer Cyclical (1.3%)
Auto/Truck Parts & Equipment-Original (0.4%)
Delphi Corp., 6.125%, 05/15/21	290,000	322,625
TRW Automotive, Inc., 4.500%, 03/01/21 (f)	970,000	996,675
		1,319,300
Retail (0.5%)
AutoNation, Inc., 5.500%, 02/01/20	1,700,000	1,844,500

Retail-Apparel/Shoe (0.4%)
L Brands, Inc., 6.625%, 04/01/21	1,480,000	1,663,150

Consumer, Non-cyclical (1.6%)
Drugstore Chains (0.9%)
CVS Pass-Through Trust
6.036%, 12/10/28	2,628,537	2,952,389
6.943%, 01/10/30	417,337	493,371
		3,445,760
Health Care Products (0.7%)
Hospira, Inc., 5.200%, 08/12/20	650,000	694,448
Mallinckrodt International Finance SA, 3.500%, 04/15/18 (f) (h)	1,800,000	1,773,110
		2,467,558
Energy (9.2%)
Oil, Gas & Consumable Fuels (1.6%)
Continental Resources, Inc., 5.000%, 09/15/22	2,000,000	2,100,000
Rowan Cos., Inc., 5.850%, 01/15/44	825,000	838,177
Tesoro Corp., 4.250%, 10/01/17	1,135,000	1,191,750
Whiting Petroleum Corp., 5.000%, 03/15/19	1,760,000	1,861,200
		5,991,127
Pipelines (7.6%)
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, 03/15/24	2,375,000	2,369,063
DCP Midstream Operating L.P., 2.500%, 12/01/17	1,670,000	1,697,603
Energy Transfer Partners L.P.
4.150%, 10/01/20	1,645,000	1,697,581
9.000%, 04/15/19	2,300,000	2,886,176
EnLink Midstream Partners L.P., 2.700%, 04/01/19	1,190,000	1,193,730
Enterprise Products Operating LLC, 5.750%, 03/01/35	1,685,000	1,879,004
NuStar Logistics L.P., 8.150%, 04/15/18 (k)	2,386,000	2,720,040
Spectra Energy Partners L.P.
2.950%, 09/25/18	660,000	672,803
4.600%, 06/15/21	495,000	530,201
Sunoco Logistics Partners Operations L.P.
5.300%, 04/01/44	1,700,000	1,697,212
6.850%, 02/15/40	2,150,000	2,572,767

See accompanying notes to investments in securities.

	Principal	Value(a)
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	$2,500,000	$3,335,020
The Williams Cos., Inc., 3.700%, 01/15/23	1,100,000	998,232
Western Gas Partners L.P.
5.375%, 06/01/21	1,835,000	2,011,901
5.450%, 04/01/44	815,000	830,811
Williams Partners L.P. / Williams Partners Finance Corp., 7.250%, 02/01/17	700,000	805,768
		27,897,912
Financial (14.9%)
Banks (6.0%)
Bank of America Corp.
4.875%, 04/01/44	1,000,000	1,004,550
5.300%, 03/15/17	770,000	847,343
5.750%, 12/01/17	1,590,000	1,800,106
5.875%, 01/05/21	765,000	882,650
Citigroup, Inc., 4.450%, 01/10/17	2,950,000	3,186,080
Discover Bank, 8.700%, 11/18/19	322,000	404,712
HSBC Bank USA NA, 6.000%, 08/09/17	3,150,000	3,554,151
JPMorgan Chase Bank NA
5.875%, 06/13/16	875,000	964,520
6.000%, 07/05/17	400,000	453,436
6.000%, 10/01/17	1,575,000	1,794,111
Morgan Stanley
5.500%, 01/26/20	1,000,000	1,127,787
5.500%, 07/28/21	740,000	836,104
6.250%, 08/28/17	1,435,000	1,642,327
SunTrust Bank, 0.526%, 08/24/15 (c)	1,445,000	1,440,886
The Goldman Sachs Group, Inc., 6.250%, 09/01/17	1,695,000	1,935,641
		21,874,404
Diversified Financial Services (0.9%)
CNH Capital LLC, 3.250%, 02/01/17	1,100,000	1,122,000
General Electric Co., 4.500%, 03/11/44	2,350,000	2,386,456
		3,508,456
Finance-Diversified (1.3%)
Discover Financial Services, 6.450%, 06/12/17	805,000	914,424
General Motors Financial Co., Inc., 4.750%, 08/15/17	2,400,000	2,565,000
International Lease Finance Corp., 6.500%, 09/01/14 (f)	1,270,000	1,296,988
		4,776,412
Insurance (2.9%)
Assurant, Inc., 2.500%, 03/15/18	1,180,000	1,172,452
Liberty Mutual Group, Inc.
5.000%, 06/01/21 (f)	860,000	925,558
6.500%, 05/01/42 (f)	1,805,000	2,138,537
Pacific LifeCorp, 5.125%, 01/30/43 (f)	1,750,000	1,728,818
Prudential Holdings LLC, 7.245%, 12/18/23 (f) (g)	800,000	980,796
Symetra Financial Corp., 6.125%, 04/01/16 (f) (g)	2,210,000	2,350,242
XL Group PLC, 6.250%, 05/15/27 (h)	1,090,000	1,258,081
		10,554,484
Real Estate (0.5%)
WP Carey, Inc., 4.600%, 04/01/24	1,760,000	1,759,296

Real Estate Investment Trust-Apartments (0.5%)
Mid-America Apartments L.P., 5.500%, 10/01/15 (f)	1,745,000	1,859,032

Real Estate Investment Trust-Health Care (1.1%)
Health Care REIT, Inc., 4.125%, 04/01/19	1,365,000	1,446,192
Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	2,800,000	2,725,450
		4,171,642
Real Estate Investment Trust-Hotels (0.7%)
Hospitality Properties Trust, 4.650%, 03/15/24	2,450,000	2,437,505

Real Estate Investment Trust-Office Property (0.8%)
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.000%, 02/06/17 (f)	2,775,000	2,775,821

Real Estate Investment Trust-Shopping Centers (0.2%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	800,000	829,595

Health Care (1.6%)
Health Care Providers & Services (0.8%)
NYU Hospitals Center, 4.428%, 07/01/42	1,480,000	1,340,926

See accompanying notes to investments in securities.

	Principal	Value(a)
Sinai Health System, 3.034%, 01/20/36	$1,645,000	$1,540,868
		2,881,794
Medical Products/Supplies (0.8%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,829,168

Industrials (0.3%)
Tools-Hand Held (0.3%)
Stanley Black & Decker, Inc., 5.750%, 12/15/53 (c)	1,000,000	1,072,500

Technology (0.5%)
Computer Software & Services (0.5%)
Intuit, Inc., 5.750%, 03/15/17	1,505,000	1,689,868

Transportation (5.8%)
Airlines (4.7%)
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22 (i)	429,392	495,947
American Airlines 2011-1 Class A Pass Through Trust, 5.250%, 07/31/22 (i)	661,894	718,155
American Airlines 2013-2 Class A Pass Through Trust, 4.950%, 07/15/24 (f) (i)	1,683,645	1,805,709
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (f) (i)	1,705,276	1,777,750
British Airways PLC, 5.625%, 12/20/21 (f) (h) (i)	875,000	936,250
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21 (i)	762,542	823,546
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 05/07/19 (f) (i)	1,999,844	2,189,829
Hawaiian Airlines 2013-1 Class A Pass-Through Certificates, 3.900%, 01/15/26 (i)	2,045,000	1,975,981
United Airlines, Inc., 10.400%, 05/01/18 (i)	975,967	1,110,163
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23 (b)	700,000	703,304
US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24 (i)	1,522,066	1,719,935

	Shares/ Principal
US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/26 (i)	$686,732	767,423
US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26 (i)	827,151	866,441
Virgin Australia 2013-1B Trust, 6.000%, 04/23/22 (f) (h) (i)	1,250,000	1,287,500
		17,177,933
Transport-Rail (1.1%)
BNSF Funding Trust I, 6.613%, 12/15/55 (c)	3,785,000	4,182,425

Utilities (1.7%)
Electric Companies (1.7%)
CMS Energy Corp., 8.750%, 06/15/19	1,725,000	2,214,348
FirstEnergy Corp., 2.750%, 03/15/18	1,700,000	1,694,841
Southwestern Electric Power Co., 5.550%, 01/15/17	2,230,000	2,450,926
		6,360,115
Total corporate obligations (cost: $ 144,666,924)		150,560,817
Total long-term debt securities (cost: $ 354,212,870)		363,362,663

Short-Term Securities (3.8%)
Investment Companies (3.8%)
Dreyfus Treasury Cash Management Fund, current rate 0.010% (l)	14,054,221	14,054,221
Total short-term securities (cost: $ 14,054,221)		14,054,221
Total investments in securities (cost: $ 368,267,091) (m)		377,416,884
Liabilities in excess of cash and other assets (-2.8%)		(10,421,430)
Total net assets (100.0%)		$366,995,454

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Security is issued on a when-issued or forward commitment basis. As of March 31, 2014 the total cost of investments issued on a when-issued or forward commitment basis was $12,295,725.
(c)	Variable rate security.

See accompanying notes to investments in securities.

(d)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2014, securities with an aggregate market value of $383,766 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasry Note	June 2014	9	Long	$(2,409)
5 Year U.S. Treasry Note	June 2014	78	Long	(45,254)
10 Year U.S. Treasury Note	June 2014	201	Short	87,526
		288		$39,863

(f)	Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(g)	Illiquid security. (See Note 3.)
(h)	Foreign security: The Fund held 2.7% of net assets in foreign securities at March 31, 2014.
(i)	These securities are being fair-valued according to procedures approved by the Board of Trustees.
(j)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(k)	Step rate security.
(l)	All or portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of March 31, 2014.
(m)	At March 31, 2014 the cost of securities for federal income tax purposes was $371,337,327. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$10,012,209
	Gross unrealized depreciation	(3,932,652)
	Net unrealized appreciation	$6,079,557

See accompanying notes to investments in securities.

Advantus Money Market Fund

Investments in Securities

March 31, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Commercial Paper (20.3%)
Consumer Staples (4.5%)
Food & Staples Retailing (1.1%)
Wal-Mart Stores, Inc., 0.071%, 04/28/14 (b) (c)	$1,000,000	$999,947

Personal Care (3.4%)
Johnson & Johnson
0.041%, 04/03/14 (b) (c)	1,000,000	999,998
0.051%, 05/06/14 (b) (c)	2,000,000	1,999,903
		2,999,901
Energy (2.3%)
Gas-Distribution (2.3%)
Praxair, Inc., 0.081%, 05/21/14 (c)	2,000,000	1,999,778

Financial (4.5%)
Auto Finance (1.1%)
American Honda Finance Corp., 0.061%, 04/07/14 (c)	1,000,000	999,990

Banks (3.4%)
Bank of Nova Scotia
0.081%, 04/01/14 (c)	2,000,000	2,000,000
0.142%, 05/19/14 (c)	1,000,000	999,813
		2,999,813
Health Care (5.6%)
Medical Labs & Testing Services (3.4%)
Roche Holdings, Inc., 0.051%, 04/11/14 (b) (c)	1,000,000	999,986
Roche Holdings, Inc., 0.061%, 04/10/14 (b) (c)	2,000,000	1,999,970
		2,999,956
Pharmaceuticals (2.2%)
Abbott Laboratories, 0.071%, 04/24/14 (b) (c)	2,000,000	1,999,911

Industrials (3.4%)
Machinery (3.4%)
Parker-Hannifin Corp.
0.071%, 04/17/14 (b) (c)	2,000,000	1,999,938
0.081%, 04/30/14 (b) (c)	1,000,000	999,935
		2,999,873
Total commercial paper (cost: $ 17,999,169)		17,999,169

Certificate of Deposit (4.2%)
Financial (4.2%)
Banks (4.2%)
Wells Fargo Bank NA, 0.225%, 11/14/14 (d)	3,750,000	3,750,000
Total certificates of deposit (cost: $ 3,750,000)		3,750,000

Corporate Bonds & Notes (14.5%)
Consumer Staples (4.4%)
Food & Staples Retailing (4.4%)
Target Corp., 0.407%, 07/18/14 (d)	3,925,000	3,927,531

Financial (4.3%)
Auto Finance (2.6%)
American Honda Finance Corp., 0.234%, 12/05/14 (d)	2,250,000	2,250,000

Insurance (1.7%)
New York Life Global Funding, 1.300%, 01/12/15 (e)	1,515,000	1,527,077

Industrials (4.3%)
Machinery (4.3%)
John Deere Capital Corp., 0.339%, 10/08/14 (d)	3,793,000	3,795,210

Utilities (1.5%)
Electric Utilities (1.5%)
Southern California Edison Co., 0.283%, 10/01/14 (d)	1,335,000	1,335,000
Total corporate bonds & notes (cost: $ 12,834,818)		12,834,818

U.S. Government Obligations (32.9%)
Discount Notes (21.0%)
Federal Farm Credit Bank
0.041%, 05/08/14 (c)	2,000,000	1,999,918
0.051%, 05/09/14 (c)	3,000,000	2,999,842
Federal Home Loan Bank
0.051%, 04/11/14 (c)	1,500,000	1,499,979
0.056%, 04/08/14 (c)	1,000,000	999,989
0.061%, 04/21/14 (c)	2,000,000	1,999,933
0.061%, 04/23/14 (c)	1,225,000	1,224,955
0.061%, 05/02/14 (c)	2,000,000	1,999,897
0.061%, 05/07/14 (c)	1,800,000	1,799,892
Federal Home Loan Mortgage Corporation (FHLMC)
0.041%, 05/14/14 (c)	1,100,000	1,099,947

See accompanying notes to investments in securities.

	Principal	Value(a)
0.046%, 04/09/14 (c)	$2,000,000	$1,999,980
0.051%, 05/05/14 (c)	1,000,000	999,953
		18,624,285
U.S. Treasury (11.9%)
U.S. Treasury Bill
0.022%, 04/03/14 (c)	2,000,000	1,999,998
0.038%, 05/01/14 (c)	2,000,000	1,999,937
0.048%, 05/08/14 (c)	2,000,000	1,999,903
0.052%, 04/17/14 (c)	2,500,000	2,499,943
0.083%, 04/10/14 (c)	2,000,000	1,999,959
		10,499,740
Total U.S. government obligations (cost: $ 29,124,025)		29,124,025

Other Short-Term Investments (9.9%)
Asset Backed Securities (9.9%)
Ally Auto Receivables Trust, 0.210%, 03/20/15	1,000,000	1,000,000
AmeriCredit Automobile Receivables Trust, 0.210%, 03/09/15	750,000	750,000
CNH Equipment Trust, 0.250%, 09/15/14	276,509	276,509
Direct Capital Funding LLC, 0.700%, 09/20/14 (e)	287,093	287,093
Enterprise Fleet Financing LLC, 0.250%, 02/20/15 (e)	522,634	522,634
Fifth Third Auto Trust, 0.250%, 09/15/14	69,650	69,650
GE Equipment Small Ticket LLC, 0.230%, 08/25/14 (e)	36,620	36,620
Great America Leasing Receivables, 0.250%, 03/15/15 (e)	1,119,727	1,119,727
John Deere Owner Trust, 0.250%, 09/26/14	237,510	237,510
M&T Bank Auto Receivables Trust, 0.250%, 09/15/14 (e)	91,079	91,079
Mercedes-Benz Auto Lease Trust, 0.260%, 12/15/14	475,437	475,437
Nissan Auto Receivables Owner Trust, 0.230%, 12/15/14	832,461	832,461
Santander Drive Auto Receivables Trust, 0.270%, 01/15/15	1,382,097	1,382,097
Volkswagen Auto Lease Trust, 0.200%, 02/20/15	344,735	344,735
Volvo Financial Equipment LLC, 0.210%, 03/16/15 (e)	975,000	975,000
Westlake Automobile Receivables Trust, 0.550%, 10/15/14 (e)	339,715	339,715
Total other short-term investments (cost: $ 8,740,267)		8,740,267

	Shares
Investment Companies (18.4%)
BlackRock Liquidity Funds T-Fund Portfolio, current rate 0.010%	2,000,000	2,000,000
Federated Government Obligations Fund, current rate 0.010%	4,000,000	4,000,000
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	3,000,000	3,000,000
STIT-Government & Agency Portfolio, current rate 0.030%	4,000,000	4,000,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	3,336,368	3,336,368
Total investment companies (cost: $ 16,336,368)		16,336,368
Total investments in securities (cost: $ 88,784,647) (f)		88,784,647
Liabilities in excess of cash and other assets (-0.2%)		(193,278)
Total net assets (100.0%)		$88,591,369

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Trustees. In the aggregate such securities represent 13.5% of the Fund’s net assets as of March 31, 2014.

(c)	Rate represents annualized yield at date of purchase.
(d)	Variable rate security.
(e)	Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(f)	Also represents the cost of securities for federal income tax purposes at March 31, 2014.

See accompanying notes to investments in securities.

Advantus Mortgage Securities Fund

Investments in Securities

March 31, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (97.5%)
Government Obligations (85.9%)
Other Government Obligations (0.2%)
Provincial or Local Government Obligation (0.2%)
Utility Debt Securitization Authority, 3.435%, 12/15/25	$150,000	$152,388

U.S. Government Agencies and Obligations (85.7%)
Export-Import Bank of the United States (0.8%)
DY7 Leasing LLC, 2.578%, 12/10/25	244,792	243,416
Helios Leasing I LLC
1.825%, 05/16/25	141,570	134,963
2.018%, 05/29/24	225,848	219,802
Union 16 Leasing LLC, 1.863%, 01/22/25	231,109	221,845
		820,026
Federal Farm Credit Bank (0.5%)
Federal Farm Credit Bank, 2.990%, 02/04/28	550,000	492,620

Federal Home Loan Mortgage Corporation (FHLMC) (20.4%)
2.500%, 03/01/28	274,178	274,609
2.500%, 04/01/28	453,524	453,970
2.550%, 11/21/25	200,000	175,871
3.000%, 08/01/42	203,722	196,682
3.000%, 12/01/42	386,616	373,255
3.000%, 01/01/43	467,550	451,446
3.000%, 02/01/43	1,112,580	1,074,807
3.000%, 04/01/43	1,428,837	1,379,902
3.500%, 10/01/25	267,995	281,398
3.500%, 05/01/32	490,211	504,197
3.500%, 01/01/42	420,010	423,267
3.500%, 02/01/42	272,010	273,583
3.500%, 03/01/42	3,674,537	3,696,463
3.500%, 08/01/42	451,705	454,504
3.500%, 11/01/42	1,085,698	1,091,976
3.500%, 12/01/42	901,110	906,321
3.974%, 01/25/21	200,000	215,583
4.000%, 09/01/40	556,453	578,417
4.000%, 03/01/41	690,822	719,739
4.500%, 04/01/23	93,142	99,266
4.500%, 07/15/33	2,739	2,739
4.500%, 09/01/40	467,113	498,224
4.500%, 01/01/41	720,233	768,955
4.500%, 03/01/41	637,100	681,661
5.000%, 03/01/23	101,023	109,666
5.000%, 05/01/29	97,747	106,392
5.000%, 08/01/35	127,205	138,465
5.000%, 11/01/35	109,482	118,775
5.000%, 11/01/39	999,379	1,102,157
5.000%, 03/01/40	612,827	676,859
5.500%, 06/01/20	126,067	137,306
5.500%, 10/01/20	251,551	267,773
5.500%, 11/01/23	245,098	269,426
5.500%, 05/01/34	324,150	363,411
6.000%, 09/01/22	181,711	199,561
6.000%, 11/01/33	359,244	403,784
6.250%, 12/15/23	166,814	184,491
6.500%, 11/01/32	85,402	96,089
		19,750,990
Federal National Mortgage Association (FNMA) (50.0%)
2.500%, 03/01/27	809,374	811,451
2.500%, 11/01/27	367,873	365,854
2.500%, 03/01/28	806,365	806,551
3.000%, 09/01/22	368,940	383,290
3.000%, 11/01/27	398,080	409,362
3.000%, 06/01/28	463,135	476,580
3.000%, 03/01/42	203,298	196,476
3.000%, 09/01/42	273,941	264,747
3.000%, 03/01/43	189,744	183,412
3.000%, 08/01/43	1,552,654	1,488,567
3.000%, 04/01/44 (b)	2,780,000	2,683,134
3.140%, 08/01/15	1,500,000	1,543,271
3.500%, 11/01/25	138,575	145,563
3.500%, 01/01/26	335,128	352,002
3.500%, 04/01/29 (b)	675,000	707,695
3.500%, 12/01/32	440,678	454,179
3.500%, 11/01/40	359,787	362,620
3.500%, 01/01/41	670,018	674,671
3.500%, 02/01/41	1,441,414	1,451,165
3.500%, 11/01/41	623,051	627,778
3.500%, 12/01/41	1,289,845	1,298,571
3.500%, 05/01/42	843,557	849,516
3.500%, 02/01/43	943,921	952,002
3.500%, 03/01/43	457,988	461,610
3.500%, 05/01/43	1,618,651	1,630,365
3.500%, 07/01/43	512,197	512,431
3.500%, 08/01/43	245,120	245,231
3.500%, 04/01/44 (b)	2,570,000	2,585,259
4.000%, 06/25/23	344,049	365,389
4.000%, 12/01/40	346,437	360,091
4.000%, 04/01/41	218,768	227,933
4.000%, 06/01/42	1,669,339	1,737,141
4.000%, 09/01/43	1,148,316	1,193,423
4.000%, 10/01/43	1,961,460	2,048,255
4.500%, 04/01/21	10,633	11,264
4.500%, 11/01/23	90,225	96,156
4.500%, 07/25/24	448,441	481,497
4.500%, 04/01/25	225,771	242,614

See accompanying notes to investments in securities.

	Principal	Value(a)
4.500%, 05/01/35	$562,055	$600,725
4.500%, 07/01/35	434,189	464,753
4.500%, 09/01/37	504,048	539,313
5.000%, 05/01/18	190,700	202,868
5.000%, 10/01/20	106,997	115,062
5.000%, 06/25/23	370,749	405,387
5.000%, 10/25/33	49,029	50,526
5.000%, 11/01/33	477,862	523,038
5.000%, 03/01/34	1,074,428	1,175,266
5.000%, 05/01/34	114,264	124,940
5.000%, 12/01/34	97,178	106,349
5.000%, 04/01/35	152,774	166,756
5.000%, 07/01/35	957,971	1,046,393
5.000%, 03/01/38	281,648	308,746
5.000%, 06/01/39	393,000	433,074
5.000%, 12/01/39	501,248	555,383
5.000%, 06/01/40	201,275	221,143
5.000%, 04/01/41	367,563	406,619
5.500%, 02/01/18	110,619	119,188
5.500%, 03/01/18	237,248	254,073
5.500%, 08/01/23	154,174	169,998
5.500%, 02/01/24	194,011	213,886
5.500%, 04/01/33	534,172	595,724
5.500%, 05/01/33	41,724	46,118
5.500%, 01/01/34	110,966	123,355
5.500%, 02/01/34	71,866	79,845
5.500%, 04/01/34	204,971	227,641
5.500%, 05/01/34	32,823	36,484
5.500%, 09/01/34	345,167	382,954
5.500%, 10/01/34	172,533	191,871
5.500%, 01/01/35	268,525	298,292
5.500%, 02/01/35	444,675	495,339
5.500%, 06/01/35	27,972	31,080
5.500%, 08/01/35	154,258	171,430
5.500%, 10/01/35	91,396	102,714
5.500%, 11/01/35	30,214	33,416
5.500%, 09/01/36	399,247	443,901
5.500%, 05/01/38	13,543	14,928
6.000%, 09/01/32	37,404	42,309
6.000%, 10/01/32	578,003	652,576
6.000%, 11/01/32	507,766	574,449
6.000%, 03/01/33	537,880	608,463
6.000%, 04/01/33	130,276	146,439
6.000%, 12/01/33	131,624	147,871
6.000%, 08/01/34	142,796	159,304
6.000%, 09/01/34	80,376	90,326
6.000%, 11/01/34	39,932	44,906
6.000%, 12/01/34	363,305	408,489
6.000%, 11/01/36	61,932	69,136
6.000%, 01/01/37	506,985	566,027
6.000%, 08/01/37	133,771	149,186
6.000%, 09/01/37	189,318	213,727
6.000%, 12/01/37	113,645	126,759
6.000%, 12/01/38	223,112	248,864
6.500%, 11/01/23	104,635	116,536
6.500%, 02/01/32	426,431	488,084
6.500%, 04/01/32	146,029	166,343
6.500%, 05/01/32	48,597	55,672
6.500%, 07/01/32	559,757	639,677
6.500%, 09/01/32	7,194	8,072
6.500%, 09/01/34	24,880	27,940
6.500%, 11/01/34	19,609	22,397
6.500%, 03/01/35	228,179	259,057
6.500%, 02/01/36	64,727	72,716
6.500%, 09/01/37	289,442	324,781
7.000%, 09/01/31	209,634	243,258
7.000%, 11/01/31	37,806	43,986
7.000%, 02/01/32	139,772	161,145
7.000%, 07/01/32	27,681	31,281
7.000%, 10/01/37	17,316	18,643
7.500%, 07/25/22	245,526	279,752
7.500%, 04/01/31	61,990	70,416
		48,444,281
Government National Mortgage Association (GNMA) (13.7%)
0.000%, 03/16/42 (c) (d) (h)	1,290,099	13
0.304%, 03/16/34 (c) (d)	1,468,599	3,290
0.360%, 06/17/45 (c) (d)	2,249,436	34,349
0.643%, 07/16/40 (c) (d)	1,334,296	28,436
3.000%, 04/01/44 (b)	3,250,000	3,195,664
3.250%, 04/20/33	250,438	246,739
3.500%, 11/15/40	180,980	184,959
3.500%, 10/20/43	737,200	753,510
4.000%, 07/20/31	665,512	700,074
4.000%, 12/20/40	1,565,303	1,650,412
4.000%, 01/15/41	139,314	146,711
4.000%, 02/15/41	764,971	805,544
4.000%, 10/15/41	752,238	791,933
4.500%, 06/15/40	604,017	654,963
5.000%, 05/15/33	226,001	249,353
5.000%, 12/15/39	147,355	163,657
5.000%, 01/15/40	1,615,948	1,777,005
5.000%, 07/15/40	1,120,232	1,228,314
5.500%, 07/15/38	272,247	304,558
5.500%, 10/15/38	293,138	330,678
		13,250,162
U.S. Treasury (0.2%)
U.S. Treasury Notes
0.750%, 03/15/17	100,000	99,625
2.750%, 02/15/24 (e)	120,000	120,263
		219,888

See accompanying notes to investments in securities.

	Principal	Value(a)
Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	$106,405	$119,646
Total government obligations (cost: $ 82,780,866)		83,250,001

Asset-Backed Securities (4.5%)
ABFS Mortgage Loan Trust, 7.490%, 12/25/31 (f)	207,066	180,344
Ally Auto Receivables Trust, 2.900%, 05/15/17 (g)	140,000	142,094
Appalachian Consumer Rate Relief Funding LLC, 3.772%, 08/01/31	120,000	120,317
Cabela’s Master Credit Card Trust, 2.710%, 02/17/26 (g)	300,000	285,526
CarMax Auto Owner Trust, 1.950%, 09/16/19	325,000	324,637
CenterPoint Energy Transition Bond Co. IV LLC, 3.028%, 10/15/25	600,000	594,501
Countryplace Manufactured Housing Contract Trust, 4.800%, 12/15/35 (c) (g) (h)	400,893	412,165
Credit-Based Asset Servicing and Securitization LLC, 5.970%, 10/25/36 (c) (g) (f)	206,397	206,984
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (g) (h) (i)	214,028	216,971
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	200,000	196,938
Ford Credit Auto Owner Trust, 3.220%, 03/15/16	270,000	273,249
Huntington Auto Trust, 1.370%, 05/15/18	165,000	166,407
Origen Manufactured Housing
5.460%, 11/15/35 (c)	365,953	377,615
5.910%, 01/15/37	550,000	573,736
Santander Drive Auto Receivables Trust, 3.500%, 06/15/18	250,000	259,914
Vanderbilt Mortgage Finance, 6.210%, 05/07/26	66,753	68,433
Total asset-backed securities (cost: $ 4,371,013)		4,399,831

Other Mortgage-Backed Securities (5.8%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.7%)
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	232,826	212,526
BHN I Mortgage Fund
1.000%, 03/25/14 (c) (g) (h) (i) (j) (k)	10,000	—
7.540%, 05/31/17 (g) (h) (i) (j) (k)	425	—
7.916%, 07/01/14 (g) (h) (i) (j) (k)	50,980	—
Prudential Home Mortgage Securities
7.880%, 09/28/24 (c) (g)	2,902	2,403
7.900%, 04/28/22 (g)	62,516	55,365
Structured Adjustable Rate Mortgage Loan Trust, 4.979%, 11/25/35 (c)	389,990	9,221
Structured Agency Credit Risk Debt Notes, 1.154%, 02/25/24	397,159	398,344
Structured Asset Mortgage Investments, Inc., 2.485%, 05/02/30 (c)	12,674	4,726
		682,585
Commercial Mortgage-Backed Securities (5.1%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (g)	384,472	401,201
Citigroup Commercial Mortgage Trust, 2.912%, 01/12/30 (c) (g)	130,000	130,237
Extended Stay America Trust, 2.295%, 12/05/31 (g) (j)	300,000	288,180
Hometown Commercial Mortgage, 5.506%, 11/11/38 (g) (h)	403,126	320,485
Irvine Core Office Trust, 2.068%, 05/15/48 (g)	463,829	456,319
JPMorgan Chase Commercial Mortgage Securities Corp.
1.953%, 12/05/27 (c) (d) (g) (h)	3,583,489	341,736
7.151%, 12/05/27 (g)	125,000	149,098
Morgan Stanley Bank of America Merrill Lynch Trust, 4.064%, 02/15/47	500,000	516,828
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (g)	150,000	145,374
Multi Security Asset Trust

See accompanying notes to investments in securities.

	Principal	Value(a)
5.270%, 11/28/35 (g) (h)	$375,000	$390,527
5.880%, 11/28/35 (c) (g) (h) (j)	990,000	966,900
Queens Center Mortgage Trust 2013-QC, 3.275%, 01/11/37 (g)	387,391	366,635
WF-RBS Commercial Mortgage Trust, 4.045%, 03/15/47 (c)	500,000	514,284
		4,987,804
Total other mortgage-backed securities (cost: $ 6,244,018)		5,670,389

Corporate Obligations (1.3%)
Communications (0.2%)
Telecommunication (0.2%)
SBA Tower Trust, 2.240%, 04/15/43 (g)	220,000	215,782

Financial (1.1%)
Diversified Financial Services (0.2%)
Export Leasing 2009 LLC, 1.859%, 08/28/21	193,901	192,919

Real Estate (0.2%)
WP Carey, Inc., 4.600%, 04/01/24	220,000	219,912

Real Estate Investment Trust-Office Property (0.5%)
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.000%, 02/06/17 (g)	500,000	500,148

Real Estate Investment Trust-Shopping Centers (0.2%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	125,000	129,624

Total corporate obligations (cost: $ 1,255,934)		1,258,385
Total long-term debt securities (cost: $ 94,651,831)		94,578,606

Short-Term Securities (11.8%)
U.S. Government Obligations (0.2%)
U.S. Treasury Bill, 0.057%, 09/25/14 (l)	150,000	149,958

	Shares
Investment Companies (11.6%)
Dreyfus Treasury Cash Management Fund, current rate 0.010% (m)	3,459,471	3,459,471
STIT-Government & Agency Portfolio, current rate 0.020% (m)	7,800,000	7,800,000
		11,259,471
Total short-term securities (cost: $ 11,409,429)		11,409,429
Total investments in securities (cost: $ 106,061,260) (n)		105,988,035
Liabilities in excess of cash and other assets (-9.3%)		(9,033,589)
Total net assets (100.0%)		$96,954,446

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Security is issued on a when-issued or forward commitment basis. As of March 31, 2014 the total cost of investments issued on a when-issued or forward commitment basis was $9,181,117.
(c)	Variable rate security.
(d)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2014, securities with an aggregate market value of $100,219 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	June 2014	27	Long	$(12,079)
		27		$(12,079)

(f)	Step rate security.
(g)	Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(h)	Illiquid security. (See Note 3.)

See accompanying notes to investments in securities.

(i)	Foreign security: The Fund held 0.2% of net assets in foreign securities at March 31, 2014.
(j)	These securities are being fair-valued according to procedures approved by the Board of Trustees.
(k)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(l)	Rate represents annualized yield at date of purchase.
(m)	All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of March 31, 2014.
(n)	At March 31, 2014 the cost of securities for federal income tax purposes was $106,800,636. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$2,265,099
	Gross unrealized depreciation	(3,077,700)
	Net unrealized depreciation	$(812,601)

See accompanying notes to investments in securities.

Advantus Index 500 Fund

Investments in Securities

March 31, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.8%)
Consumer Discretionary (12.0%)
Auto Components (0.4%)
BorgWarner, Inc.	7,659	$470,799
Delphi Automotive PLC (b)	9,445	640,938
Johnson Controls, Inc.	22,492	1,064,321
The Goodyear Tire & Rubber Co.	8,394	219,335
		2,395,393
Automobiles (0.7%)
Ford Motor Co.	133,589	2,083,988
General Motors Co.	44,157	1,519,884
Harley-Davidson, Inc.	7,434	495,179
		4,099,051
Distributors (0.1%)
Genuine Parts Co.	5,197	451,359

Diversified Consumer Services (0.0%)
H&R Block, Inc.	9,194	277,567

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	14,816	560,934
Chipotle Mexican Grill, Inc. (c)	1,050	596,453
Darden Restaurants, Inc.	4,424	224,562
International Game Technology	8,356	117,485
Marriott International, Inc. - Class A	7,490	419,590
McDonald’s Corp.	33,530	3,286,946
Starbucks Corp.	25,575	1,876,694
Starwood Hotels & Resorts Worldwide, Inc.	6,530	519,788
Wyndham Worldwide Corp.	4,340	317,818
Wynn Resorts, Ltd.	2,767	614,689
Yum! Brands, Inc.	15,003	1,131,076
		9,666,035
Household Durables (0.5%)
DR Horton, Inc.	9,545	206,649
Garmin, Ltd. (b)	4,121	227,727
Harman International Industries, Inc.	2,323	247,167
Leggett & Platt, Inc.	4,683	152,853
Lennar Corp. - Class A	5,877	232,847
Mohawk Industries, Inc. (c)	2,080	282,838
Newell Rubbermaid, Inc.	9,447	282,465
PulteGroup, Inc.	11,624	223,065
Stanley Black & Decker, Inc.	5,293	430,003
Whirlpool Corp.	2,677	400,105
		2,685,719
Internet & Catalog Retail (1.3%)
Amazon.com, Inc. (c)	12,595	4,238,469
Expedia, Inc.	3,411	247,297
Netflix, Inc. (c)	2,026	713,213
priceline.com, Inc. (c)	1,782	2,123,948
TripAdvisor, Inc. (c)	3,764	340,981
		7,663,908
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	3,919	217,975
Mattel, Inc.	11,440	458,858
		676,833
Media (3.6%)
Cablevision Systems Corp.	7,237	122,088
CBS Corp. - Class B	18,692	1,155,166
Comcast Corp. - Class A	88,291	4,416,316
DIRECTV (c)	16,049	1,226,465
Discovery Communications, Inc. (c)	7,534	623,062
Gannett Co., Inc.	7,660	211,416
Graham Holdings Co. - Class B	170	119,637
Interpublic Group of Cos., Inc.	14,363	246,182
News Corp. - Class A (c)	16,844	290,054
Omnicom Group, Inc.	8,742	634,669
Scripps Networks Interactive, Inc. - Class A	3,753	284,890
The McGraw-Hill Cos., Inc.	9,134	696,924
The Walt Disney Co.	55,193	4,419,303
Time Warner Cable, Inc. - Class A	9,398	1,289,218
Time Warner, Inc.	30,237	1,975,383
Twenty-First Century Fox, Inc.	65,741	2,101,740
Viacom, Inc. - Class B	13,498	1,147,195
		20,959,708
Multiline Retail (0.7%)
Dollar General Corp. (c)	9,947	551,860
Dollar Tree, Inc. (c)	7,046	367,660
Family Dollar Stores, Inc.	3,199	185,574
Kohl’s Corp.	6,764	384,195
Macy’s, Inc.	12,465	739,050
Nordstrom, Inc.	4,847	302,695
Target Corp.	21,411	1,295,580
		3,826,614
Specialty Retail (2.1%)
AutoNation, Inc. (c)	2,106	112,102
AutoZone, Inc. (c)	1,162	624,110
Bed Bath & Beyond, Inc. (c)	7,212	496,186

See accompanying notes to investments in securities.

	Shares	Value(a)
Best Buy Co., Inc.	9,254	$244,398
CarMax, Inc. (c)	7,491	350,579
GameStop Corp. - Class A	3,845	158,030
Home Depot, Inc.	47,701	3,774,580
L Brands, Inc.	8,254	468,580
Lowe’s Cos., Inc.	35,425	1,732,282
O’Reilly Automotive, Inc. (c)	3,603	534,649
PetSmart, Inc.	3,539	243,802
Ross Stores, Inc.	7,280	520,884
Staples, Inc.	22,041	249,945
The Gap, Inc.	8,932	357,816
Tiffany & Co.	3,774	325,130
TJX Cos., Inc.	24,090	1,461,058
Tractor Supply Co.	4,760	336,199
Urban Outfitters, Inc. (c)	3,643	132,860
		12,123,190
Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	9,402	466,903
Fossil Group, Inc. (c)	1,613	188,092
Michael Kors Holdings, Ltd. (b) (c)	6,130	571,745
NIKE, Inc. - Class B	25,195	1,860,903
PVH Corp.	2,776	346,361
Ralph Lauren Corp.	2,033	327,171
VF Corp.	11,912	737,115
		4,498,290
Consumer Staples (9.4%)
Beverages (2.2%)
Beam, Inc.	5,584	465,147
Brown-Forman Corp. - Class B	5,474	490,963
Coca-Cola Enterprises, Inc.	8,050	384,468
Constellation Brands, Inc. - Class A (c)	5,689	483,394
Dr Pepper Snapple Group, Inc.	6,682	363,902
Keurig Green Mountain, Inc.	4,375	461,956
Molson Coors Brewing Co. - Class B	5,338	314,195
Monster Beverage Corp. (c)	4,551	316,067
PepsiCo, Inc.	51,570	4,306,095
The Coca-Cola Co.	128,347	4,961,895
		12,548,082
Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	14,899	1,663,920
CVS Caremark Corp.	40,052	2,998,293
Safeway, Inc.	7,765	286,839
Sysco Corp.	19,731	712,881
The Kroger Co.	17,496	763,701
Wal-Mart Stores, Inc.	54,803	4,188,593
Walgreen Co.	29,596	1,954,224
Whole Foods Market, Inc.	12,578	637,830
		13,206,281
Food Products (1.5%)
Archer-Daniels-Midland Co.	22,301	967,640
Campbell Soup Co.	6,030	270,627
ConAgra Foods, Inc.	14,240	441,867
General Mills, Inc.	21,155	1,096,252
Hormel Foods Corp.	4,498	221,617
Kellogg Co.	8,727	547,270
Kraft Foods Group, Inc.	20,169	1,131,481
McCormick & Co., Inc.	4,438	318,382
Mead Johnson Nutrition Co.	6,827	567,597
Mondelez International, Inc. - Class A	57,617	1,990,667
The Hershey Co.	5,135	536,094
The JM Smucker Co.	3,469	337,326
Tyson Foods, Inc. - Class A	9,105	400,711
		8,827,531
Household Products (1.9%)
Clorox Co.	4,379	385,396
Colgate-Palmolive Co.	29,571	1,918,271
Kimberly-Clark Corp.	12,852	1,416,933
The Procter & Gamble Co.	91,844	7,402,626
		11,123,226
Personal Care (0.1%)
Avon Products, Inc.	14,687	215,018
The Estee Lauder Cos., Inc. - Class A	8,671	579,916
		794,934
Tobacco (1.4%)
Altria Group, Inc.	67,503	2,526,637
Lorillard, Inc.	12,269	663,507
Philip Morris International, Inc.	53,695	4,396,010
Reynolds American, Inc.	10,549	563,528
		8,149,682
Energy (9.9%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	14,809	962,881
Cameron International Corp. (c)	7,301	450,983
Diamond Offshore Drilling, Inc.	2,296	111,953
Ensco PLC - Class A (b)	7,851	414,376
FMC Technologies, Inc. (c)	7,932	414,764
Halliburton Co.	28,806	1,696,385
Helmerich & Payne, Inc.	3,635	390,981
Nabors Industries, Ltd. (b)	8,806	217,068

See accompanying notes to investments in securities.

	Shares	Value(a)
National Oilwell Varco, Inc.	14,494	$1,128,647
Noble Corp. PLC (b)	8,544	279,731
Rowan Cos. PLC (c)	4,150	139,772
Schlumberger, Ltd.	44,283	4,317,592
Transocean, Ltd. (b)	11,420	472,103
		10,997,236
Oil, Gas & Consumable Fuels (8.0%)
Anadarko Petroleum Corp.	17,023	1,442,870
Apache Corp.	13,370	1,109,042
Cabot Oil & Gas Corp. - Class A	14,296	484,348
Chesapeake Energy Corp.	17,136	439,024
Chevron Corp.	64,668	7,689,672
ConocoPhillips	41,532	2,921,776
Consol Energy, Inc.	7,703	307,735
Denbury Resources, Inc.	12,058	197,751
Devon Energy Corp.	12,991	869,488
EOG Resources, Inc.	9,295	1,823,400
EQT Corp.	5,149	499,299
Exxon Mobil Corp.	146,373	14,297,715
Hess Corp.	9,256	767,137
Kinder Morgan, Inc.	22,692	737,263
Marathon Oil Corp.	23,607	838,521
Marathon Petroleum Corp.	9,978	868,485
Murphy Oil Corp.	5,827	366,285
Newfield Exploration Co. (c)	4,525	141,904
Noble Energy, Inc.	12,184	865,551
Occidental Petroleum Corp.	26,921	2,565,302
Peabody Energy Corp.	9,123	149,070
Phillips 66	19,905	1,533,879
Pioneer Natural Resources Co.	4,878	912,869
QEP Resources, Inc.	6,007	176,846
Range Resources Corp.	5,570	462,143
Southwestern Energy Co. (c)	11,908	547,887
Spectra Energy Corp.	22,700	838,538
Tesoro Corp.	4,400	222,596
The Williams Cos., Inc.	23,183	940,766
Valero Energy Corp.	18,037	957,765
		45,974,927
Financial (15.8%)
Capital Markets (2.1%)
Ameriprise Financial, Inc.	6,466	711,713
BlackRock, Inc.	4,256	1,338,427
E*Trade Financial Corp. (c)	9,761	224,698
Franklin Resources, Inc.	13,667	740,478
Invesco, Ltd.	14,672	542,864
Legg Mason, Inc.	3,518	172,523
Morgan Stanley	47,514	1,481,011
Northern Trust Corp.	7,543	494,519
State Street Corp.	14,621	1,016,891
T Rowe Price Group, Inc.	8,860	729,621
The Bank of New York Mellon Corp.	38,447	1,356,795
The Charles Schwab Corp.	39,565	1,081,311
The Goldman Sachs Group, Inc.	14,263	2,336,992
		12,227,843
Commercial Banks (2.9%)
BB&T Corp.	24,037	965,566
Comerica, Inc.	6,119	316,964
Fifth Third Bancorp	28,841	661,901
Huntington Bancshares, Inc.	28,155	280,706
KeyCorp	30,126	428,994
M&T Bank Corp.	4,461	541,119
PNC Financial Services Group, Inc.	18,045	1,569,915
Regions Financial Corp.	48,084	534,213
SunTrust Banks, Inc.	18,110	720,597
US Bancorp	61,735	2,645,962
Wells Fargo & Co.	162,193	8,067,480
Zions Bancorporation	6,200	192,076
		16,925,493
Consumer Finance (1.0%)
American Express Co.	30,953	2,786,699
Capital One Financial Corp.	19,403	1,497,135
Discover Financial Services	15,950	928,131
SLM Corp.	14,521	355,474
		5,567,439
Diversified Financial Services (3.7%)
Bank of America Corp.	357,974	6,157,153
Citigroup, Inc.	102,854	4,895,850
CME Group, Inc.	10,679	790,353
IntercontinentalExchange Group, Inc.	3,940	779,450
JPMorgan Chase & Co.	128,286	7,788,246
Leucadia National Corp.	10,550	295,400
Moody’s Corp.	6,354	503,999
The NASDAQ OMX Group, Inc.	3,923	144,916
		21,355,367
Diversified REIT’s (0.1%)
Vornado Realty Trust	5,865	578,054

Industrial REIT’s (0.1%)
ProLogis, Inc.	16,864	688,557

Insurance (4.1%)
ACE, Ltd. (b)	11,404	1,129,680
Aflac, Inc.	15,440	973,338

See accompanying notes to investments in securities.

	Shares	Value(a)
American International Group, Inc.	49,592	$2,480,096
Aon PLC (b)	10,166	856,790
Assurant, Inc.	2,379	154,540
Berkshire Hathaway, Inc. - Class B (c)	60,978	7,620,421
Chubb Corp.	8,319	742,887
Cincinnati Financial Corp.	4,925	239,651
Genworth Financial, Inc. - Class A (c)	16,754	297,048
Hartford Financial Services Group, Inc.	15,118	533,212
Lincoln National Corp.	8,945	453,243
Loews Corp.	10,290	453,274
Marsh & McLennan Cos., Inc.	18,575	915,747
MetLife, Inc.	38,057	2,009,410
Principal Financial Group, Inc.	9,234	424,672
Prudential Financial, Inc.	15,683	1,327,566
The Allstate Corp.	15,144	856,848
The Progressive Corp.	18,550	449,281
The Travelers Cos., Inc.	11,934	1,015,583
Torchmark Corp.	3,000	236,100
Unum Group	8,788	310,304
XL Group PLC (b)	9,350	292,187
		23,771,878
Office REIT’s (0.1%)
Boston Properties, Inc.	5,187	594,067

Real Estate Services (0.0%)
CBRE Group, Inc. (c)	9,411	258,144

Residential REIT’s (0.2%)
Apartment Investment & Management Co. - Class A	4,888	147,716
AvalonBay Communities, Inc.	4,141	543,796
Equity Residential	11,395	660,796
		1,352,308
Retail REIT’s (0.5%)
General Growth Properties, Inc.	17,660	388,520
Kimco Realty Corp.	13,852	303,082
Simon Property Group, Inc.	10,630	1,743,320
The Macerich Co.	4,721	294,260
		2,729,182
Specialized REIT’s (0.9%)
American Tower Corp.	13,415	1,098,286
HCP, Inc.	15,411	597,793
Health Care REIT, Inc.	9,842	586,583
Host Hotels & Resorts, Inc.	25,628	518,711
Plum Creek Timber Co., Inc.	5,992	251,903
Public Storage	4,939	832,172
Ventas, Inc.	9,986	604,852
Weyerhaeuser Co.	19,772	580,299
		5,070,599
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	16,061	157,880
People’s United Financial, Inc.	10,508	156,254
		314,134
Health Care (13.1%)
Biotechnology (2.3%)
Alexion Pharmaceuticals, Inc. (c)	6,677	1,015,772
Amgen, Inc.	25,575	3,154,420
Biogen Idec, Inc. (c)	8,055	2,463,783
Celgene Corp. (c)	13,753	1,919,919
Gilead Sciences, Inc. (c)	52,105	3,692,160
Regeneron Pharmaceuticals, Inc. (c)	2,730	819,764
Vertex Pharmaceuticals, Inc. (c)	7,980	564,346
		13,630,164
Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	18,399	1,353,798
Becton Dickinson and Co.	6,534	765,001
Boston Scientific Corp. (c)	44,854	606,426
CareFusion Corp. (c)	7,058	283,873
Covidien PLC (b)	15,268	1,124,641
CR Bard, Inc.	2,615	386,968
DENTSPLY International, Inc.	4,786	220,347
Edwards Lifesciences Corp. (c)	3,603	267,234
Intuitive Surgical, Inc. (c)	1,298	568,511
Medtronic, Inc.	33,900	2,086,206
St Jude Medical, Inc.	9,613	628,594
Stryker Corp.	10,017	816,085
Varian Medical Systems, Inc. (c)	3,505	294,385
Zimmer Holdings, Inc.	5,693	538,444
		9,940,513
Health Care Providers & Services (2.1%)
Aetna, Inc.	12,286	921,082
AmerisourceBergen Corp.	7,773	509,831
Cardinal Health, Inc.	11,559	808,899
Cigna Corp.	9,266	775,842
DaVita HealthCare Partners, Inc. (c)	5,953	409,864

See accompanying notes to investments in securities.

	Shares	Value(a)
Express Scripts Holding Co. (c)	26,286	$1,973,816
Humana, Inc.	5,217	588,060
Laboratory Corp. of America Holdings (c)	2,880	282,845
McKesson Corp.	7,862	1,388,193
Patterson Cos., Inc.	2,765	115,466
Quest Diagnostics, Inc.	4,859	281,433
Tenet Healthcare Corp. (c)	3,267	139,860
UnitedHealth Group, Inc.	33,507	2,747,239
WellPoint, Inc.	9,568	952,495
		11,894,925
Health Care Technology (0.1%)
Cerner Corp. (c)	10,022	563,738

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	11,247	628,932
PerkinElmer, Inc.	3,790	170,778
Thermo Fisher Scientific, Inc.	13,271	1,595,705
Waters Corp. (c)	2,937	318,400
		2,713,815
Pharmaceuticals (6.4%)
Abbott Laboratories	52,268	2,012,841
AbbVie, Inc.	53,808	2,765,731
Actavis PLC (b) (c)	5,948	1,224,396
Allergan, Inc.	10,152	1,259,863
Bristol-Myers Squibb Co.	55,689	2,893,044
Eli Lilly & Co.	33,376	1,964,511
Forest Laboratories, Inc. (c)	8,115	748,771
Hospira, Inc. (c)	5,558	240,383
Johnson & Johnson	95,823	9,412,693
Merck & Co., Inc.	99,536	5,650,659
Mylan, Inc. (c)	12,598	615,160
Perrigo Co. PLC (b)	4,518	698,754
Pfizer, Inc.	216,208	6,944,601
Zoetis, Inc.	16,920	489,665
		36,921,072
Industrials (10.4%)
Aerospace & Defense (2.6%)
General Dynamics Corp.	11,013	1,199,536
Honeywell International, Inc.	26,561	2,463,798
L-3 Communications Holdings, Inc.	2,882	340,508
Lockheed Martin Corp.	9,158	1,494,952
Northrop Grumman Corp.	7,342	905,856
Precision Castparts Corp.	4,910	1,241,052
Raytheon Co.	10,653	1,052,410
Rockwell Collins, Inc.	4,571	364,172
The Boeing Co.	23,167	2,907,227
United Technologies Corp.	28,522	3,332,510
		15,302,021
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	5,028	263,417
Expeditors International of Washington, Inc.	6,863	271,981
FedEx Corp.	9,422	1,248,980
United Parcel Service, Inc. - Class B	24,072	2,344,131
		4,128,509
Airlines (0.3%)
Delta Air Lines, Inc.	28,771	996,915
Southwest Airlines Co.	23,757	560,903
		1,557,818
Building Products (0.1%)
Allegion PLC (b)	2,994	156,197
Masco Corp.	11,997	266,453
		422,650
Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	3,224	163,360
Cintas Corp.	3,384	201,720
Iron Mountain, Inc.	5,734	158,086
Pitney Bowes, Inc.	6,787	176,394
Republic Services, Inc.	9,109	311,164
Stericycle, Inc. (c)	2,851	323,931
The ADT Corp.	6,160	184,492
Waste Management, Inc.	14,642	615,989
		2,135,136
Construction & Engineering (0.2%)
Fluor Corp.	5,431	422,152
Jacobs Engineering Group, Inc. (c)	4,459	283,146
Quanta Services, Inc. (c)	7,331	270,514
		975,812
Electrical Equipment (0.7%)
AMETEK, Inc.	8,270	425,822
Eaton Corp. PLC (b)	16,115	1,210,559
Emerson Electric Co.	23,812	1,590,642
Rockwell Automation, Inc.	4,682	583,143
Roper Industries, Inc.	3,399	453,800
		4,263,966
Industrial Conglomerates (2.2%)
3M Co.	21,325	2,892,950
General Electric Co.	339,852	8,798,768
Textron, Inc.	9,522	374,119
Tyco International, Ltd. (b)	15,592	661,101
		12,726,938

See accompanying notes to investments in securities.

	Shares	Value(a)
Machinery (1.9%)
Caterpillar, Inc.	21,599	$2,146,293
Cummins, Inc.	5,939	884,852
Danaher Corp.	20,320	1,524,000
Deere & Co.	12,523	1,137,088
Dover Corp.	5,760	470,880
Flowserve Corp.	4,614	361,461
Illinois Tool Works, Inc.	13,240	1,076,809
Ingersoll-Rand PLC (b)	8,758	501,308
Joy Global, Inc.	3,392	196,736
PACCAR, Inc.	11,991	808,673
Pall Corp.	3,700	331,039
Parker Hannifin Corp.	5,102	610,760
Pentair, Ltd. (b)	6,685	530,388
Snap-On, Inc.	1,938	219,924
Xylem, Inc.	6,168	224,639
		11,024,850
Professional Services (0.2%)
Dun & Bradstreet Corp.	1,239	123,095
Equifax, Inc.	4,120	280,284
Nielsen Holdings NV	9,548	426,127
Robert Half International, Inc.	4,573	191,837
		1,021,343
Road & Rail (0.9%)
CSX Corp.	34,130	988,746
Kansas City Southern	3,770	384,766
Norfolk Southern Corp.	10,534	1,023,589
Ryder System, Inc.	1,760	140,659
Union Pacific Corp.	15,414	2,892,592
		5,430,352
Trading Companies & Distributors (0.2%)
Fastenal Co.	9,169	452,215
WW Grainger, Inc.	2,155	544,482
		996,697
Information Technology (18.2%)
Communications Equipment (1.7%)
Cisco Systems, Inc.	174,489	3,910,299
F5 Networks, Inc. (c)	2,542	271,053
Harris Corp.	3,653	267,253
Juniper Networks, Inc. (c)	16,974	437,250
Motorola Solutions, Inc.	7,653	492,011
QUALCOMM, Inc.	57,282	4,517,259
		9,895,125
Computers & Peripherals (3.8%)
Apple, Inc. (d)	30,215	16,217,599
EMC Corp.	68,614	1,880,710
Hewlett-Packard Co.	64,193	2,077,285
NetApp, Inc.	11,221	414,055
SanDisk Corp.	7,666	622,403
Western Digital Corp.	7,087	650,728
		21,862,780
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. - Class A	5,362	491,427
Corning, Inc.	47,155	981,767
FLIR Systems, Inc.	4,758	171,288
Jabil Circuit, Inc.	6,292	113,256
Seagate Technology PLC (b)	11,136	625,398
TE Connectivity, Ltd. (b)	13,893	836,498
		3,219,634
Internet Software & Services (3.1%)
Akamai Technologies, Inc. (c)	5,984	348,329
eBay, Inc. (c)	39,468	2,180,212
Facebook, Inc. (c)	57,866	3,485,848
Google, Inc. - Class A (c)	9,596	10,694,838
VeriSign, Inc. (c)	4,256	229,441
Yahoo!, Inc. (c)	31,797	1,141,512
		18,080,180
IT Services (3.4%)
Accenture PLC - Class A (b)	21,577	1,720,118
Alliance Data Systems Corp. (c)	1,801	490,682
Automatic Data Processing, Inc.	16,316	1,260,574
Cognizant Technology Solutions Corp. - Class A (c)	20,546	1,039,833
Computer Sciences Corp.	4,945	300,755
Fidelity National Information Services, Inc.	9,827	525,253
Fiserv, Inc. (c)	8,620	488,668
International Business Machines Corp.	33,157	6,382,391
Mastercard, Inc. - Class A	34,565	2,582,006
Paychex, Inc.	10,973	467,450
Teradata Corp. (c)	5,392	265,232
The Western Union Co.	18,560	303,642
Total System Services, Inc.	5,517	167,772
Visa, Inc. - Class A	17,170	3,706,316
		19,700,692
Office Electronics (0.1%)
Xerox Corp.	37,729	426,338

Semiconductors & Semiconductor Equipment (2.1%)
Altera Corp.	10,756	389,797
Analog Devices, Inc.	10,566	561,477
Applied Materials, Inc.	40,962	836,444
Broadcom Corp. - Class A	18,696	588,550

See accompanying notes to investments in securities.

	Shares	Value(a)
First Solar, Inc. (c)	2,378	$165,961
Intel Corp.	168,416	4,346,817
KLA-Tencor Corp.	5,583	386,009
Lam Research Corp. (c)	5,453	299,915
Linear Technology Corp.	7,955	387,329
LSI Corp.	18,912	209,356
Microchip Technology, Inc.	6,682	319,132
Micron Technology, Inc. (c)	35,867	848,613
NVIDIA Corp.	18,773	336,224
Texas Instruments, Inc.	36,725	1,731,584
Xilinx, Inc.	9,035	490,330
		11,897,538
Software (3.5%)
Adobe Systems, Inc. (c)	15,734	1,034,353
Autodesk, Inc. (c)	7,692	378,293
CA, Inc.	10,920	338,193
Citrix Systems, Inc. (c)	6,224	357,444
Electronic Arts, Inc. (c)	10,417	302,197
Intuit, Inc.	9,597	745,975
Microsoft Corp.	255,865	10,487,906
Oracle Corp.	117,302	4,798,825
Red Hat, Inc. (c)	6,394	338,754
Salesforce.com, Inc. (c)	19,017	1,085,681
Symantec Corp.	23,425	467,797
		20,335,418
Materials (3.4%)
Chemicals (2.6%)
Air Products & Chemicals, Inc.	7,202	857,326
Airgas, Inc.	2,249	239,541
CF Industries Holdings, Inc.	1,938	505,120
Eastman Chemical Co.	5,165	445,275
Ecolab, Inc.	9,204	993,940
EI du Pont de Nemours & Co.	31,402	2,107,074
FMC Corp.	4,544	347,889
International Flavors & Fragrances, Inc.	2,790	266,919
LyondellBasell Industries NV - Class A (b)	14,626	1,300,836
Monsanto Co.	17,779	2,022,717
PPG Industries, Inc.	4,692	907,714
Praxair, Inc.	9,932	1,300,794
Sigma-Aldrich Corp.	4,020	375,388
The Dow Chemical Co.	41,183	2,001,082
The Mosaic Co.	11,483	574,150
The Sherwin-Williams Co.	2,937	578,971
		14,824,736
Construction Materials (0.1%)
Vulcan Materials Co.	4,442	295,171

Containers & Packaging (0.1%)
Ball Corp.	4,760	260,896
Bemis Co., Inc.	3,423	134,318
Owens-Illinois, Inc. (c)	5,512	186,471
Sealed Air Corp.	6,556	215,496
		797,181
Metals & Mining (0.5%)
Alcoa, Inc.	36,472	469,395
Allegheny Technologies, Inc.	3,576	134,744
Cliffs Natural Resources, Inc.	5,182	106,024
Freeport-McMoRan Copper & Gold, Inc.	35,174	1,163,204
Newmont Mining Corp.	16,792	393,604
Nucor Corp.	10,767	544,164
United States Steel Corp.	4,835	133,494
		2,944,629
Paper & Forest Products (0.1%)
International Paper Co.	14,863	681,914
MeadWestvaco Corp.	5,909	222,415
		904,329
Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	176,371	6,185,331
CenturyLink, Inc.	19,577	642,909
Frontier Communications Corp.	33,857	192,985
Verizon Communications, Inc.	140,272	6,672,739
Windstream Holdings, Inc.	20,188	166,349
		13,860,313
Wireless Telecommunication Services (0.1%)
Crown Castle International Corp.	11,291	833,050

Utilities (3.1%)
Electric Utilities (1.6%)
American Electric Power Co., Inc.	16,513	836,549
Duke Energy Corp.	23,930	1,704,295
Edison International	11,045	625,257
Entergy Corp.	5,992	400,565
Exelon Corp.	29,043	974,683
FirstEnergy Corp.	14,106	480,027
NextEra Energy, Inc.	14,799	1,415,080
Northeast Utilities	10,652	484,666
Pepco Holdings, Inc.	8,390	171,827
Pinnacle West Capital Corp.	3,654	199,728
PPL Corp.	21,364	708,003

See accompanying notes to investments in securities.

	Shares	Value(a)
Southern Co.	30,077	$1,321,583
		9,322,263
Gas Utilities (0.1%)
AGL Resources, Inc.	4,032	197,407
ONEOK, Inc.	7,010	415,342
		612,749
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.	10,977	349,069
The AES Corp.	22,273	318,058
		667,127
Multi-Utilities (1.3%)
Ameren Corp.	8,199	337,799
CenterPoint Energy, Inc.	14,429	341,823
CMS Energy Corp.	8,959	262,319
Consolidated Edison, Inc.	9,918	532,101
Dominion Resources, Inc.	19,696	1,398,219
DTE Energy Co.	6,002	445,889
Integrys Energy Group, Inc.	2,710	161,651
NiSource, Inc.	10,544	374,628
PG&E Corp.	15,502	669,686
Public Service Enterprise Group, Inc.	17,107	652,461
SCANA Corp.	4,758	244,181
Sempra Energy	7,739	748,826
TECO Energy, Inc.	6,885	118,078
Wisconsin Energy Corp.	7,633	355,316
Xcel Energy, Inc.	16,830	510,959
		7,153,936
Total common stocks (cost: $ 205,773,153)		565,662,139

Short-Term Securities (2.1%)
Investment Companies (2.1%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	12,371,945	12,371,945
Total short-term securities (cost: $ 12,371,945)		12,371,945
Total investments in securities (cost: $ 218,145,098) (e)		578,034,084
Cash and other assets in excess of liabilities (0.1%)		380,026
Total net assets (100.0%)		$578,414,110

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Foreign security: The Fund held 2.7% of net assets in foreign securities at March 31, 2014.
(c)	Non-income producing security.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2014, securities with an aggregate market value of $2,683,700 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index Future	June 2014	129	Long	$64,358
		129		$64,358

(e)	At March 31, 2014 the cost of securities for federal income tax purposes was $221,563,304. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$359,530,641
Gross unrealized depreciation	(3,059,861)
Net unrealized appreciation	$356,470,780

See accompanying notes to investments in securities.

Advantus International Bond Fund

Investments in Securities

March 31, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (72.6%)
Brazil (4.7%)
Government (4.7%)
Brazil Letras do Tesouro Nacional (BRL) 10.293%, 01/01/15 (c)	229,000	$93,551
Brazil Notas do Tesouro Nacional Serie B (BRL)
6.000%, 05/15/15	2,125,000	2,297,777
6.000%, 08/15/16	189,000	202,826
6.000%, 08/15/18	140,000	148,685
6.000%, 05/15/45	2,000,000	1,941,609
Brazil Notas do Tesouro Nacional Serie F (BRL) 10.000%, 01/01/17	3,300,000	1,382,930
		6,067,378
Canada (4.2%)
Government (4.2%)
Canadian Government Bond (CAD)
0.750%, 05/01/14	257,000	232,819
1.000%, 11/01/14	820,000	743,167
1.000%, 02/01/15	2,010,000	1,821,666
2.000%, 12/01/14	729,000	665,152
2.250%, 08/01/14	1,414,000	1,286,839
3.000%, 06/01/14	707,000	642,747
		5,392,390
Hungary (8.8%)
Government (8.8%)
Hungary Government Bond (HUF)
4.000%, 04/25/18	59,410,000	260,454
5.500%, 02/12/16	155,800,000	722,141
5.500%, 12/22/16	628,270,000	2,920,599
5.500%, 12/20/18	133,770,000	620,649
5.500%, 06/24/25	8,650,000	38,310
6.000%, 11/24/23	8,220,000	38,389
6.500%, 06/24/19	168,330,000	810,654
6.750%, 08/22/14	90,140,000	409,935
6.750%, 02/24/17	28,450,000	136,654
6.750%, 11/24/17	197,620,000	954,900
7.000%, 06/24/22	24,830,000	123,129
7.500%, 11/12/20	15,140,000	76,964
7.750%, 08/24/15	23,440,000	111,360
8.000%, 02/12/15	13,800,000	64,395
Hungary Government International Bond (EUR)
3.500%, 07/18/16	30,000	42,613
3.875%, 02/24/20	150,000	210,376
4.375%, 07/04/17	175,000	252,402
5.750%, 06/11/18	530,000	803,841
Hungary Government International Bond (USD)
4.125%, 02/19/18	400,000	406,000
5.375%, 02/21/23	740,000	750,286
6.250%, 01/29/20	735,000	802,069
6.375%, 03/29/21	810,000	885,937
		11,442,057
Iceland (0.3%)
Government (0.3%)
Iceland Government International Bond (USD) 5.875%, 05/11/22 (d)	340,000	368,475

Indonesia (3.2%)
Government (3.2%)
Indonesia Treasury Bond (IDR)
8.250%, 07/15/21	225,000,000	20,064
9.500%, 07/15/23	18,680,000,000	1,788,248
10.000%, 09/15/24	1,959,000,000	193,572
10.250%, 07/15/22	2,155,000,000	213,888
11.000%, 11/15/20	6,217,000,000	632,645
12.800%, 06/15/21	8,576,000,000	954,986
12.900%, 06/15/22	3,361,000,000	380,183
		4,183,586
Ireland (7.9%)
Government (7.9%)
Ireland Government Bond (EUR)
4.500%, 04/18/20	546,000	856,990
5.000%, 10/18/20	2,716,000	4,389,649
5.400%, 03/13/25	2,689,100	4,446,337
5.900%, 10/18/19	310,000	519,331
		10,212,307
Lithuania (1.8%)
Government (1.8%)
Lithuania Government International Bond (USD)
6.125%, 03/09/21 (d)	100,000	114,270
6.750%, 01/15/15 (d)	1,130,000	1,178,590
7.375%, 02/11/20 (d)	900,000	1,084,500
		2,377,360
Malaysia (1.6%)
Government (1.6%)
Malaysia Government Bond (MYR)
3.197%, 10/15/15	550,000	168,632
3.434%, 08/15/14	1,365,000	418,623
3.741%, 02/27/15	1,355,000	417,272
3.835%, 08/12/15	995,000	307,543
4.720%, 09/30/15	2,485,000	778,557
		2,090,627

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
Mexico (4.5%)
Government (4.5%)
Mexican Bonos (MXN)
6.000%, 06/18/15	3,126,000	$245,814
6.250%, 06/16/16	4,589,000	368,011
7.000%, 06/19/14	703,000	54,263
7.250%, 12/15/16	7,847,000	647,143
7.750%, 12/14/17	5,000,000	422,217
8.000%, 12/17/15	38,033,000	3,108,462
9.500%, 12/18/14	2,130,000	169,891
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,420,043	111,116
3.500%, 12/14/17	2,572,542	210,604
4.000%, 06/13/19	1,775,054	149,735
4.500%, 12/18/14	1,037,763	81,544
5.000%, 06/16/16	2,598,267	215,542
		5,784,342
Philippines (0.6%)
Government (0.6%)
Philippine Government Bond (PHP)
1.625%, 04/25/16	31,760,000	696,506
7.000%, 01/27/16	1,240,000	29,991
9.125%, 09/04/16	730,000	18,730
		745,227
Poland (7.5%)
Government (7.5%)
Poland Government Bond (PLN)
2.720%, 01/25/17 (e)	2,011,000	664,121
2.720%, 01/25/21 (e)	2,040,000	661,005
2.963%, 01/25/16 (c)	4,340,000	1,362,444
2.986%, 07/25/15 (c)	911,000	290,842
4.750%, 10/25/16	1,680,000	578,053
5.000%, 04/25/16	1,650,000	567,512
5.500%, 04/25/15	1,336,000	454,781
5.750%, 09/23/22	5,900,000	2,169,491
6.250%, 10/24/15	2,925,000	1,018,048
Poland Government International Bond (USD) 6.375%, 07/15/19	1,700,000	1,994,525
		9,760,822
Russia (2.2%)
Government (2.2%)
Russian Foreign Bond (USD) 7.500%, 03/31/30 (d) (f)	2,438,600	2,773,908

Serbia (0.8%)
Government (0.8%)
Republic of Serbia (USD)
4.875%, 02/25/20 (d)	360,000	360,000
5.250%, 11/21/17 (d)	200,000	207,500
7.250%, 09/28/21 (d)	410,000	459,241
		1,026,741
Slovenia (0.6%)
Government (0.6%)
Slovenia Government International Bond (USD)
5.500%, 10/26/22 (d)	530,000	565,112
5.850%, 05/10/23 (d)	200,000	218,000
		783,112
South Korea (14.7%)
Financial (7.7%)
Export-Import Bank of Korea (SEK) 1.450%, 05/19/14 (d)	1,510,000	233,069
Korea Monetary Stabilization Bond (KRW)
2.470%, 04/02/15	1,188,850,000	1,114,692
2.740%, 02/02/15	376,480,000	353,941
2.760%, 06/02/15	346,400,000	325,659
2.780%, 10/02/14	70,700,000	66,471
2.780%, 02/02/16	273,450,000	256,846
2.800%, 08/02/15	400,160,000	376,346
2.810%, 10/02/15	55,000,000	51,720
2.820%, 08/02/14	17,800,000	16,734
2.840%, 12/02/14	124,780,000	117,392
2.900%, 12/02/15	6,685,600,000	6,295,883
3.280%, 06/02/14	476,450,000	448,106
3.590%, 04/02/14	401,900,000	377,566
		10,034,425
Government (7.0%)
Korea Treasury Bond (KRW)
2.750%, 12/10/15	754,400,000	708,430
2.750%, 06/10/16	2,257,800,000	2,117,608
3.000%, 12/10/16	2,223,800,000	2,096,159
3.250%, 12/10/14	108,270,000	102,141
3.250%, 06/10/15	175,600,000	166,018
3.500%, 06/10/14	4,090,410,000	3,849,117
		9,039,473
		19,073,898
Sri Lanka (1.3%)
Government (1.3%)
Sri Lanka Government Bond (LKR)
6.500%, 07/15/15	4,310,000	32,686
8.000%, 11/15/18	100,000	737
8.500%, 06/01/18	10,000	76
9.000%, 05/01/21	20,000	148
11.000%, 08/01/15	82,800,000	662,362
11.000%, 09/01/15	120,750,000	968,106
11.750%, 04/01/14	130,000	995
		1,665,110

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
Sweden (2.4%)
Government (2.4%)
Kommuninvest I Sverige AB (SEK) 2.250%, 05/05/14	4,380,000	$676,449
Sweden Government Bond (SEK) 6.750%, 05/05/14	15,600,000	2,418,918
		3,095,367
Ukraine (4.7%)
Government (4.7%)
Financing of Infrastructural Projects State Enterprise (USD) 7.400%, 04/20/18 (d)	200,000	171,500
Ukraine Government International Bond (EUR) 4.950%, 10/13/15 (d)	100,000	128,177
Ukraine Government International Bond (USD)
7.500%, 04/17/23 (d)	2,600,000	2,405,000
7.750%, 09/23/20 (d)	100,000	93,500
7.800%, 11/28/22 (d)	1,600,000	1,482,000
9.250%, 07/24/17 (d)	1,840,000	1,803,200
		6,083,377
United States (0.0%)
Government (0.0%)
County of Bexar, Texas (USD) 5.250%, 08/15/47	50,000	53,096

Vietnam (0.8%)
Government (0.8%)
Socialist Republic of Vietnam (USD) 6.750%, 01/29/20 (d)	880,000	982,300
Total long-term debt securities (cost: $ 88,593,614)		93,961,480

Short-Term Securities (25.2%)
Malaysia (2.6%)
Bank Negara Malaysia Monetary Note (MYR)
2.830%, 04/15/14 (c)	20,000	6,118
2.832%, 09/09/14 (c)	295,000	89,168
2.850%, 05/20/14 (c)	320,000	97,605
2.851%, 09/18/14 (c)	400,000	120,816
2.860%, 04/10/14 (c)	430,000	131,583
2.860%, 07/08/14 (c)	150,000	45,571
2.860%, 09/25/14 (c)	180,000	54,349
2.861%, 05/15/14 (c)	200,000	61,028
2.861%, 08/14/14 (c)	835,000	252,923
2.864%, 05/27/14 (c)	470,000	143,276
2.864%, 06/24/14 (c)	140,000	42,581
2.869%, 12/02/14 (c)	140,000	42,028
2.870%, 06/03/14 (c)	380,000	115,775
2.870%, 09/11/14 (c)	150,000	45,333
2.870%, 02/17/15 (c)	240,000	71,588
2.873%, 04/24/14 (c)	280,000	85,585
2.873%, 06/17/14 (c)	310,000	94,341
2.877%, 11/06/14 (c)	160,000	48,136
2.879%, 07/03/14 (c)	60,000	18,236
2.881%, 01/08/15 (c)	210,000	62,847
2.882%, 11/18/14 (c)	160,000	48,088
2.885%, 10/16/14 (c)	280,000	84,382
2.886%, 03/05/15 (c)	80,000	23,832
2.887%, 10/02/14 (c)	1,400,000	422,386
2.888%, 07/24/14 (c)	340,000	103,162
2.890%, 08/05/14 (c)	990,000	300,092
2.890%, 12/16/14 (c)	200,000	59,969
2.893%, 07/15/14 (c)	170,000	51,619
2.898%, 04/03/14 (c)	30,000	9,187
2.898%, 06/05/14 (c)	190,000	57,878
2.900%, 07/10/14 (c)	65,000	19,744
2.923%, 08/21/14 (c)	300,000	90,819
2.934%, 06/19/14 (c)	430,000	130,839
2.937%, 06/12/14 (c)	130,000	39,578
2.941%, 07/17/14 (c)	300,000	91,077
2.947%, 10/28/14 (c)	505,000	152,040
Malaysia Treasury Bill (MYR) 2.900%, 05/30/14 (c)	20,000	6,095
		3,319,674
Mexico (3.3%)
Mexican Cetes (MXN)
3.559%, 07/10/14 (c)	2,062,000	156,551
3.602%, 12/11/14 (c)	29,247,800	2,187,071
3.737%, 10/16/14 (c)	19,770,900	1,486,657
3.853%, 04/03/14 (c)	813,000	62,287
3.993%, 04/30/14 (c)	4,624,000	353,392
		4,245,958
Philippines (0.6%)
Philippine Treasury Bill (PHP)
0.073%, 04/10/14 (c)	3,210,000	71,562
0.154%, 10/08/14 (c)	27,180,000	601,499
0.205%, 04/02/14 (c)	2,380,000	53,070
0.722%, 08/06/14 (c)	100,000	2,223
0.725%, 09/03/14 (c)	2,420,000	53,640
0.971%, 07/02/14 (c)	200,000	4,445
		786,439
Singapore (1.7%)
Monetary Authority of Singapore (SGD)
0.250%, 08/19/14 (c)	120,000	95,329
0.261%, 05/09/14 (c)	250,000	198,747

See accompanying notes to investments in securities.

	Shares/ Principal(b)	Value(a)
0.261%, 05/23/14 (c)	120,000	$95,390
0.270%, 05/02/14 (c)	2,100,000	1,669,560
Singapore Treasury Bill (SGD) 0.281%, 05/16/14 (c)	280,000	222,586
		2,281,612
South Korea (0.9%)
Korea Monetary Stabilization Bond (KRW)
2.550%, 05/09/14	195,900,000	184,031
2.570%, 06/09/14	540,000,000	507,282
2.720%, 09/09/14	532,000,000	500,001
		1,191,314
United States (3.9%)
Federal Home Loan Bank (USD) 0.000%, 04/01/14	5,000,000	5,000,000

Investment Companies (12.2%)
United States (12.2%)
Dreyfus Treasury Cash Management Fund (USD), current rate 0.000%	15,767,430	15,767,430
Total short-term securities (cost: $ 32,657,005)		32,592,427
Total investments in securities (cost: $ 121,250,619) (g)		126,553,907
Cash and other assets in excess of liabilities (2.2%)		2,875,332
Total net assets (100.0%)		$129,429,239

See accompanying notes to investments in securities.

Foreign Forward Currency Contracts

On March 31, 2014, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
04/03/14	78,175	EUR	100,467	USD	(7,278)	DBK
04/04/14	207,230	USD	102,330,000	CLP	(21,463)	DBK
04/04/14	326,000	EUR	419,611	USD	(29,696)	DBK
04/07/14	122,716	EUR	157,942	USD	(11,190)	BCB
04/07/14	34,761	USD	2,199,000	INR	2,022	CIT
04/07/14	219,198	USD	13,884,000	INR	13,044	DBK
04/07/14	253,300	USD	16,044,000	INR	15,073	HSB
04/09/14	40,637	USD	2,586,000	INR	2,598	DBK
04/10/14	602,000	EUR	786,736	USD	(42,956)	HSB
04/11/14	121,475	EUR	158,980	USD	(8,439)	DBK
04/11/14	301,000	EUR	394,084	USD	(20,761)	UBS
04/14/14	244,000	EUR	319,809	USD	(16,475)	JPM
04/14/14	170,050	USD	83,180,000	CLP	(19,201)	MSC
04/15/14	252,386	USD	15,917,000	INR	13,329	DBK
04/16/14	457,263	USD	1,465,895	MYR	(8,795)	DBK
04/16/14	510,253	EUR	667,885	USD	(35,349)	HSB
04/17/14	394,923	USD	24,767,000	INR	18,325	DBK
04/21/14	22,030,000	JPY	226,468	USD	12,530	BCB
04/21/14	231,124	USD	14,426,000	INR	9,340	JPM
04/21/14	130,627	USD	402,984	MYR	(7,383)	JPM
04/21/14	374,392	USD	1,155,000	MYR	(21,160)	JPM
04/21/14	13,240,000	JPY	135,917	USD	7,341	JPM
04/21/14	151,315	USD	74,530,000	CLP	(16,249)	MSC
04/22/14	119,438	EUR	157,297	USD	(7,311)	BCB
04/22/14	12,300,000	JPY	125,696	USD	6,248	CIT
04/22/14	80,600	USD	5,058,000	INR	3,690	DBK
04/22/14	153,955	USD	9,656,000	INR	6,958	JPM
04/22/14	32,855	EUR	43,008	USD	(2,272)	JPM
04/22/14	15,980,000	JPY	163,243	USD	8,057	JPM
04/23/14	341,000	EUR	446,949	USD	(23,013)	DBK
04/25/14	220,162	EUR	287,576	USD	(15,847)	BCB
04/28/14	95,064	USD	47,223,000	CLP	(9,545)	JPM
04/29/14	159,007	USD	10,174,000	INR	10,242	HSB
04/30/14	84,263	EUR	109,896	USD	(6,233)	BCB
04/30/14	535,000	EUR	710,277	USD	(27,042)	DBK
04/30/14	85,125	USD	5,332,333	INR	3,559	DBK
05/05/14	336,531	EUR	446,052	USD	(17,740)	BCB
05/07/14	32,000	EUR	41,995	USD	(2,106)	BCB
05/07/14	32,000	EUR	42,099	USD	(2,002)	GSC
05/07/14	43,000	EUR	56,571	USD	(2,690)	GSC
05/08/14	51,000	EUR	66,790	USD	(3,495)	GSC
05/12/14	14,673,000	JPY	148,727	USD	6,219	CIT
05/12/14	39,711	USD	2,528,000	INR	2,212	DBK
05/12/14	32,000	EUR	42,277	USD	(1,824)	GSC
05/12/14	43,085	USD	2,730,000	INR	2,188	HSB
05/12/14	105,477	USD	52,000,000	CLP	(11,429)	MSC
05/12/14	16,000	EUR	21,126	USD	(924)	UBS
05/13/14	203,000	EUR	271,472	USD	(8,290)	GSC

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
05/13/14	19,620,000	JPY	198,148	USD	7,591	GSC
05/13/14	108,318	USD	6,890,000	INR	5,917	HSB
05/13/14	14,666,000	JPY	148,089	USD	5,647	UBS
05/14/14	14,665,000	JPY	145,767	USD	3,334	CIT
05/19/14	151,802	USD	192,500	SGD	1,277	DBK
05/19/14	323,630	USD	409,700	SGD	2,170	DBK
05/19/14	109,280	USD	6,930,000	INR	5,459	DBK
05/19/14	144,952	USD	9,191,000	INR	7,221	JPM
05/19/14	238,279	USD	14,696,000	INR	5,040	JPM
05/20/14	62,000	EUR	80,337	USD	(5,107)	GSC
05/20/14	92,000	EUR	119,209	USD	(7,578)	GSC
05/21/14	62,000	EUR	79,810	USD	(5,634)	BCB
05/21/14	99,783	USD	6,313,000	INR	4,692	DBK
05/27/14	121,053	USD	7,654,000	INR	5,439	DBK
05/27/14	290,055	EUR	1,238,000	PLN	8,615	MSC
05/30/14	247,490	USD	313,000	SGD	1,415	DBK
05/30/14	84,595	USD	5,332,333	INR	3,467	DBK
05/30/14	157,444	USD	9,920,000	INR	6,383	HSB
05/30/14	184,275	USD	11,605,000	INR	7,380	JPM
06/03/14	35,127	USD	2,220,000	INR	1,503	CIT
06/03/14	210,375	USD	13,249,000	INR	8,228	DBK
06/03/14	172,670	USD	10,920,000	INR	7,506	HSB
06/05/14	22,710	EUR	29,669	USD	(1,627)	BCB
06/05/14	243,665	USD	137,500,000	CLP	4,483	BCB
06/06/14	78,164	USD	44,100,000	CLP	1,416	MSC
06/09/14	46,300,000	JPY	466,875	USD	17,129	CIT
06/09/14	74,750	EUR	98,152	USD	(4,860)	DBK
06/09/14	58,800	EUR	77,209	USD	(3,823)	DBK
06/09/14	69,400,000	JPY	700,939	USD	26,806	HSB
06/09/14	46,500,000	JPY	467,032	USD	15,343	JPM
06/10/14	62,600,000	JPY	643,264	USD	35,181	BCB
06/10/14	66,670,000	JPY	689,224	USD	41,605	HSB
06/10/14	45,210,000	JPY	459,468	USD	20,307	JPM
06/11/14	87,565	EUR	384,000	PLN	5,872	CIT
06/11/14	22,100,000	JPY	229,978	USD	15,302	DBK
06/11/14	61,770,000	JPY	643,279	USD	43,255	JPM
06/12/14	451,800	EUR	1,967,000	PLN	25,553	DBK
06/13/14	69,000	EUR	91,615	USD	(3,473)	DBK
06/16/14	17,886,000	JPY	188,274	USD	14,528	CIT
06/17/14	26,000,000	JPY	275,176	USD	22,608	JPM
06/19/14	234,673	USD	297,000	SGD	1,521	JPM
06/20/14	46,960,000	JPY	457,049	USD	867	DBK
06/20/14	279,587	USD	352,000	SGD	347	HSB
06/23/14	351,502	USD	441,100	SGD	(706)	DBK
06/26/14	123,875	USD	7,654,000	INR	1,749	DBK
06/30/14	107,769	USD	6,597,333	INR	414	DBK
06/30/14	92,915	USD	5,688,000	INR	357	JPM
06/30/14	731,435	EUR	6,480,000	SEK	(9,889)	UBS
07/09/14	3,541,355	EUR	31,461,400	SEK	(34,979)	DBK
07/14/14	315,506	USD	1,023,565	MYR	(4,178)	DBK
07/15/14	360,730	USD	1,160,000	MYR	(7,926)	DBK
07/16/14	161,000	EUR	210,491	USD	(11,377)	BCB

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
07/16/14	461,886	EUR	4,056,247	SEK	(11,880)	MSC
07/16/14	842,872	EUR	7,423,850	SEK	(18,319)	UBS
07/18/14	253,000	EUR	332,758	USD	(15,891)	BCB
07/18/14	71,760	USD	232,000	MYR	(1,212)	DBK
07/18/14	191,972	EUR	813,000	MYR	(17,327)	DBK
07/22/14	215,064	EUR	918,000	MYR	(17,289)	DBK
07/22/14	112,692	USD	366,000	MYR	(1,424)	DBK
07/22/14	139,000	EUR	182,343	USD	(9,207)	DBK
07/22/14	558,745	EUR	4,866,106	SEK	(20,702)	MSC
07/23/14	126,000	EUR	165,567	USD	(8,069)	DBK
07/24/14	32,786,000	JPY	329,553	USD	10,996	CIT
07/24/14	226,999	USD	290,000	SGD	3,656	JPM
07/24/14	51,000,000	JPY	511,894	USD	16,366	JPM
07/25/14	138,169	USD	445,000	MYR	(2,909)	DBK
07/25/14	277,008	EUR	1,180,000	MYR	(23,068)	DBK
07/25/14	184,000	EUR	243,365	USD	(10,198)	DBK
07/25/14	184,000	EUR	243,590	USD	(9,972)	GSC
07/25/14	17,600,000	JPY	177,554	USD	6,547	JPM
07/28/14	30,914	EUR	40,940	USD	(1,661)	CIT
07/28/14	273,037	USD	151,290,000	CLP	(1,306)	DBK
07/29/14	60,350,000	JPY	608,011	USD	21,618	BCB
07/30/14	87,004	USD	48,870,000	CLP	757	DBK
07/30/14	93,031	USD	51,930,000	CLP	225	JPM
07/30/14	3,999,335	USD	13,031,032	MYR	(39,728)	JPM
07/30/14	273,769	EUR	1,180,000	MYR	(18,714)	JPM
07/31/14	199,668	USD	674,000	MYR	5,121	JPM
07/31/14	535,000	EUR	711,237	USD	(26,022)	JPM
07/31/14	1,152,353	USD	1,454,500	SGD	4,530	JPM
07/31/14	168,800	USD	89,810,000	CLP	(7,532)	MSC
08/01/14	175,217	USD	97,750,000	CLP	295	DBK
08/01/14	919,456	USD	1,165,870	SGD	7,859	MSC
08/01/14	536,000	EUR	713,362	USD	(25,274)	UBS
08/04/14	97,592	EUR	129,588	USD	(4,899)	BCB
08/04/14	535,000	EUR	709,105	USD	(28,153)	HSB
08/05/14	335,000	EUR	444,290	USD	(17,357)	BCB
08/06/14	711,634	USD	907,084	SGD	9,860	DBK
08/06/14	329,546	USD	1,113,865	MYR	8,767	HSB
08/06/14	8,883	USD	30,000	MYR	228	HSB
08/06/14	366,500	EUR	484,771	USD	(20,285)	JPM
08/07/14	257,801	USD	327,000	SGD	2,295	DBK
08/07/14	257,886	USD	327,000	SGD	2,210	HSB
08/07/14	8,946	USD	30,000	MYR	165	HSB
08/08/14	59,760	EUR	79,558	USD	(2,794)	CIT
08/11/14	15,430,000	JPY	159,450	USD	9,511	BCB
08/11/14	15,440,000	JPY	159,554	USD	9,518	CIT
08/11/14	17,124	EUR	22,817	USD	(780)	CIT
08/11/14	273,000	EUR	364,005	USD	(12,202)	DBK
08/11/14	5,975	USD	20,000	MYR	97	HSB
08/11/14	360,500	EUR	480,049	USD	(16,737)	JPM
08/12/14	784,861	USD	996,930	SGD	8,114	BCB
08/12/14	514,381	USD	651,000	SGD	3,436	DBK
08/12/14	15,430,000	JPY	160,582	USD	10,642	DBK

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
08/12/14	91,771	USD	51,800,000	CLP	1,154	DBK
08/12/14	107,000	EUR	143,256	USD	(4,195)	GSC
08/18/14	201,575	USD	256,000	SGD	2,056	BCB
08/18/14	235,234	USD	132,460,000	CLP	2,273	DBK
08/18/14	93,656	USD	106,000,000	KRW	5,629	JPM
08/19/14	151,838	USD	192,500	SGD	1,284	DBK
08/19/14	51,438,000	JPY	524,038	USD	24,171	DBK
08/19/14	831,019	EUR	3,590,000	PLN	32,859	DBK
08/19/14	151,467	USD	192,000	SGD	1,257	HSB
08/20/14	96,755,000	JPY	997,474	USD	57,217	HSB
08/20/14	86,613	USD	48,300,000	CLP	(23)	JPM
08/20/14	46,522,000	JPY	478,486	USD	26,389	JPM
08/20/14	23,117,000	JPY	237,872	USD	13,223	JPM
08/20/14	84,372	USD	44,900,000	CLP	(3,877)	MSC
08/21/14	761,000	EUR	1,017,301	USD	(31,389)	JPM
08/22/14	23,068,000	JPY	237,913	USD	13,737	BCB
08/25/14	131,855	EUR	176,763	USD	(4,938)	BCB
08/25/14	46,090,000	JPY	474,463	USD	26,550	CIT
08/25/14	22,797,000	JPY	234,571	USD	13,024	DBK
08/25/14	45,752,000	JPY	469,776	USD	25,148	HSB
08/26/14	64,764,000	JPY	658,840	USD	29,445	BCB
08/26/14	434,804	EUR	3,820,973	SEK	(11,097)	DBK
08/26/14	45,992,000	JPY	467,867	USD	20,903	JPM
08/27/14	318,783	USD	407,500	SGD	5,367	DBK
08/27/14	38,472,000	JPY	389,787	USD	15,903	DBK
08/27/14	322,990	USD	407,500	SGD	1,160	DBK
08/27/14	160,557	USD	90,490,000	CLP	1,578	DBK
08/27/14	73,808,000	JPY	747,900	USD	30,608	HSB
08/27/14	33,447,000	JPY	339,348	USD	14,299	JPM
08/27/14	327,271	EUR	437,637	USD	(13,356)	JPM
08/28/14	52,296	USD	29,500,000	CLP	556	JPM
08/29/14	51,798	EUR	69,171	USD	(2,209)	DBK
08/29/14	22,848,000	JPY	235,148	USD	13,100	JPM
09/03/14	27,000	EUR	35,756	USD	(1,451)	DBK
09/03/14	59,000	EUR	78,134	USD	(3,170)	DBK
09/05/14	74,750	EUR	98,647	USD	(4,361)	DBK
09/05/14	165,436	USD	93,885,000	CLP	2,659	DBK
09/05/14	178,650	USD	102,120,000	CLP	4,190	DBK
09/08/14	178,133	USD	101,500,000	CLP	3,553	DBK
09/10/14	551,305	USD	7,354,410	MXN	5,442	HSB
09/15/14	435,914	USD	553,000	SGD	4,006	HSB
09/17/14	343,210	USD	199,920,000	CLP	14,388	DBK
09/19/14	33,313	EUR	44,506	USD	(1,400)	BCB
09/19/14	369,668	USD	468,000	SGD	2,638	HSB
09/22/14	616,157	EUR	823,555	USD	(25,524)	UBS
09/23/14	384,000	EUR	521,019	USD	(8,142)	DBK
09/24/14	81,780	EUR	110,710	USD	(1,984)	BCB
09/26/14	94,407	EUR	129,964	USD	(131)	CIT
09/26/14	179,000	EUR	241,547	USD	(5,119)	DBK
09/30/14	183,992	USD	96,320,000	CLP	(11,885)	DBK
09/30/14	9,763,000	JPY	99,014	USD	4,113	JPM
10/01/14	234,201	USD	769,000	MYR	(1,439)	HSB

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
10/07/14	1,455,084	USD	19,820,860	MXN	42,357	HSB
10/14/14	903,767	USD	12,237,000	MXN	20,250	DBK
10/15/14	1,260,000	EUR	1,706,740	USD	(29,556)	CIT
10/20/14	1,004,000	EUR	1,363,462	USD	(20,060)	HSB
10/20/14	144,354	USD	467,000	MYR	(3,157)	JPM
10/22/14	27,530,000	JPY	282,301	USD	14,646	BCB
10/22/14	262,223	USD	841,000	MYR	(7,975)	HSB
10/24/14	146,102	USD	76,119,000	CLP	(10,352)	CIT
10/24/14	195,001	USD	628,000	MYR	(5,169)	DBK
10/24/14	129,288	USD	418,635	MYR	(2,743)	HSB
10/27/14	28,881	EUR	39,764	USD	(34)	BCB
10/31/14	131,019	USD	419,000	MYR	(4,415)	JPM
11/10/14	13,826,020	JPY	140,637	USD	6,193	CIT
11/12/14	22,910,000	JPY	232,353	USD	9,573	HSB
11/13/14	13,582,000	JPY	137,345	USD	5,270	JPM
11/14/14	18,200,000	JPY	183,165	USD	6,183	MSC
11/17/14	956,000	EUR	1,285,552	USD	(31,810)	CIT
11/17/14	19,766,000	JPY	199,616	USD	7,401	CIT
11/17/14	13,769,800	JPY	138,923	USD	5,018	SCB
11/19/14	56,774,000	JPY	568,320	USD	16,208	CIT
11/19/14	124,307	USD	405,080	MYR	(2,042)	DBK
11/19/14	45,867,000	JPY	458,854	USD	12,809	DBK
11/20/14	63,773,000	JPY	639,906	USD	19,725	CIT
11/20/14	69,103	USD	225,000	MYR	(1,195)	HSB
11/20/14	11,968,000	JPY	120,027	USD	3,640	HSB
11/20/14	18,297,000	JPY	183,426	USD	5,491	JPM
11/20/14	22,904,000	JPY	229,698	USD	6,961	JPM
11/28/14	239,800	USD	136,470,000	CLP	2,898	DBK
12/01/14	63,410	USD	36,150,000	CLP	864	DBK
12/04/14	100,000	EUR	135,466	USD	(2,333)	DBK
12/09/14	202,851	EUR	276,892	USD	(2,634)	HSB
12/09/14	30,600	EUR	41,804	USD	(363)	SCB
12/15/14	89,000	EUR	122,761	USD	121	JPM
12/17/14	401,911	USD	1,323,172	MYR	(3,180)	JPM
12/22/14	46,870,000	JPY	456,963	USD	1,031	DBK
12/22/14	46,950,000	JPY	457,041	USD	331	HSB
12/26/14	22,560,000	JPY	217,561	USD	(1,901)	BCB
12/26/14	17,150,000	JPY	165,353	USD	(1,481)	CIT
12/26/14	18,050,000	JPY	174,103	USD	(1,486)	CIT
01/08/15	153,727	USD	515,800	MYR	1,500	DBK
01/08/15	10,873,000	JPY	104,839	USD	(945)	GSC
01/08/15	99,260	USD	332,600	MYR	834	JPM
01/09/15	53,458	USD	179,000	MYR	407	JPM
01/12/15	305,978	USD	1,023,987	MYR	2,101	HSB
01/12/15	16,144	USD	54,000	MYR	103	JPM
01/12/15	184,933	USD	102,000,000	CLP	(4,185)	MSC
01/13/15	9,980,000	JPY	95,420	USD	(1,681)	CIT
01/13/15	3,206,080	EUR	4,357,095	USD	(60,943)	SCB
01/14/15	204,914	EUR	279,790	USD	(2,587)	CIT
01/14/15	482,000	EUR	658,051	USD	(6,157)	DBK
01/14/15	141,863	EUR	193,927	USD	(1,564)	JPM
01/14/15	29,920,000	JPY	286,371	USD	(4,742)	SCB

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
01/15/15	33,230,000	JPY	320,432	USD	(2,889)	BCB
01/15/15	35,690,000	JPY	343,173	USD	(4,083)	HSB
01/15/15	21,600,000	JPY	208,264	USD	(1,899)	JPM
01/16/15	459,600	EUR	628,825	USD	(4,519)	DBK
01/16/15	10,020,000	JPY	96,936	USD	(557)	DBK
01/16/15	32,240	USD	107,000	MYR	(56)	JPM
01/16/15	45,710,000	JPY	442,401	USD	(2,352)	SCB
01/21/15	190,000	EUR	258,970	USD	(2,860)	BCB
01/22/15	204,914	EUR	278,453	USD	(3,931)	JPM
01/23/15	309,467	USD	171,290,000	CLP	(6,194)	DBK
01/26/15	430,378	USD	242,970,000	CLP	(294)	DBK
01/27/15	362,540	EUR	496,094	USD	(3,515)	BCB
01/27/15	52,800,000	JPY	510,762	USD	(3,035)	GSC
01/28/15	50,203,538	JPY	491,709	USD	3,174	DBK
01/28/15	64,982,551	JPY	634,992	USD	2,641	HSB
01/29/15	310,400	EUR	424,371	USD	(3,388)	CIT
01/30/15	2,140,674	USD	1,552,000	EUR	(1,872)	DBK
01/30/15	302,000	EUR	412,155	USD	(4,030)	DBK
01/30/15	950,000	EUR	1,298,460	USD	(10,729)	DBK
01/30/15	300,000	EUR	410,232	USD	(3,196)	DBK
02/03/15	820,000	EUR	1,111,469	USD	(18,583)	DBK
02/04/15	160,939	USD	91,220,000	CLP	418	DBK
02/04/15	143,030	USD	484,000	MYR	2,358	JPM
02/09/15	210,000	EUR	284,067	USD	(5,342)	DBK
02/10/15	341,000	EUR	463,913	USD	(6,033)	BCB
02/10/15	88,939	USD	51,700,000	CLP	2,469	BCB
02/10/15	454,000	EUR	617,381	USD	(8,296)	CIT
02/10/15	14,673,000	JPY	144,522	USD	1,718	CIT
02/10/15	76,734	EUR	328,000	PLN	742	DBK
02/10/15	158,000	EUR	214,897	USD	(2,849)	HSB
02/11/15	76,689	EUR	328,000	PLN	797	BCB
02/11/15	389,000	EUR	528,923	USD	(7,176)	BCB
02/12/15	84,605	USD	92,000,000	KRW	1,157	DBK
02/12/15	14,652,000	JPY	143,504	USD	901	GSC
02/12/15	205,837	USD	118,480,000	CLP	3,608	MSC
02/13/15	566,043	USD	1,927,206	MYR	12,512	DBK
02/13/15	160,000	EUR	218,915	USD	(1,590)	SCB
02/17/15	1,398,497	USD	19,151,013	MXN	33,688	CIT
02/17/15	307,312	USD	175,690,000	CLP	3,148	CIT
02/17/15	76,766	USD	44,110,000	CLP	1,180	DBK
02/17/15	77,031	EUR	328,000	PLN	284	DBK
02/18/15	6,828,270	JPY	67,231	USD	770	GSC
02/18/15	151,899	USD	192,000	SGD	861	HSB
02/18/15	8,030,000	JPY	79,080	USD	922	JPM
02/19/15	144,431	USD	485,000	MYR	1,108	HSB
02/19/15	412,000	EUR	565,023	USD	(2,788)	JPM
02/23/15	210,000	EUR	288,992	USD	(431)	GSC
02/23/15	1,139,887	USD	1,228,000,000	KRW	4,351	HSB
02/23/15	101,978	USD	58,250,000	CLP	906	MSC
02/24/15	19,720,000	JPY	193,292	USD	1,341	HSB
02/24/15	143,658	USD	82,000,000	CLP	1,164	JPM
02/25/15	54,300	EUR	74,635	USD	(201)	DBK

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
02/25/15	19,700,000	JPY	192,268	USD	510	JPM
02/25/15	173,541	USD	99,500,000	CLP	2,174	MSC
02/26/15	596,604	EUR	819,776	USD	(2,472)	BCB
02/26/15	54,600,000	JPY	533,897	USD	2,420	BCB
02/26/15	192,495	EUR	264,228	USD	(1,071)	BCB
02/26/15	143,680	USD	82,530,000	CLP	2,055	DBK
02/26/15	743,770	EUR	1,021,419	USD	(3,655)	SCB
02/26/15	52,556,000	JPY	514,357	USD	2,777	SCB
02/27/15	132,617	EUR	181,327	USD	(1,448)	BOA
02/27/15	1,903,503	USD	1,380,000	EUR	(1,562)	DBK
02/27/15	1,865,214	EUR	2,556,649	USD	(14,023)	DBK
03/03/15	162,038	USD	93,885,000	CLP	3,684	DBK
03/03/15	20,800,000	JPY	204,242	USD	1,764	JPM
03/03/15	23,200,000	JPY	227,862	USD	2,021	JPM
03/04/15	20,800,000	JPY	203,822	USD	1,342	HSB
03/05/15	13,000	EUR	17,922	USD	5	DBK
03/09/15	259,873	EUR	357,130	USD	(1,043)	BCB
03/09/15	157,427	EUR	216,187	USD	(788)	BCB
03/09/15	57,903,900	JPY	566,250	USD	2,549	BCB
03/09/15	2,234,628	USD	1,620,000	EUR	(1,842)	DBK
03/09/15	1,620,000	EUR	2,224,179	USD	(8,607)	DBK
03/09/15	104,000	EUR	142,975	USD	(364)	HSB
03/10/15	730,071	EUR	1,010,437	USD	4,204	CIT
03/10/15	294,000	EUR	407,183	USD	1,972	MSC
03/13/15	167,848	USD	98,760,000	CLP	6,344	DBK
03/16/15	27,000	EUR	37,417	USD	203	JPM
03/17/15	80,099	EUR	111,698	USD	1,298	BCB
03/17/15	55,874	EUR	77,961	USD	950	CIT
03/19/15	77,666,000	JPY	765,077	USD	8,911	CIT
03/19/15	29,650,000	JPY	293,652	USD	4,976	MSC
03/20/15	82,612	USD	48,700,000	CLP	3,238	JPM
03/23/15	45,378	EUR	63,189	USD	643	BCB
03/24/15	28,159,000	JPY	275,755	USD	1,582	DBK
03/25/15	13,332,130	JPY	130,656	USD	845	BCB
03/25/15	28,760,000	JPY	281,547	USD	1,519	BCB
03/26/15	142,000	EUR	195,555	USD	(169)	DBK
03/31/15	22,832	EUR	31,428	USD	(42)	DBK
03/31/15	47,650	USD	160,000	MYR	232	HSB
					$30,565

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Rate represents annualized yield at date of purchase.
(d)	Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(e)	Variable rate security.
(f)	Step rate security.
(g)	At March 31, 2014 the cost of securities for federal income tax purposes was $121,250,619. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$7,165,557
Gross unrealized depreciation	(1,862,269)
Net unrealized appreciation	$5,303,288

See accompanying notes to investments in securities.

Currency Legend
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
Counterparty Legend
BCB	Barclays Bank PLC
BOA	Bank of America Merrill Lynch
CIT	Citibank NA
DBK	Deutsche Bank AG
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
MSC	Morgan Stanley and Co., Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

See accompanying notes to investments in securities.

Advantus Index 400 Mid-Cap Fund

Investments in Securities

March 31, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.7%)
Consumer Discretionary (13.2%)
Auto Components (0.3%)
Gentex Corp.	$21,021	$662,792

Automobiles (0.2%)
Thor Industries, Inc.	6,431	392,677

Distributors (0.5%)
LKQ Corp. (b)	43,441	1,144,670

Diversified Consumer Services (0.9%)
Apollo Education Group, Inc. - Class A (b)	14,312	490,043
DeVry Edcation Group, Inc.	8,207	347,895
Matthews International Corp. - Class A	3,875	158,139
Service Corp. International/US	30,629	608,904
Sotheby’s	9,916	431,842
		2,036,823
Hotels, Restaurants & Leisure (1.5%)
Bally Technologies, Inc. (b)	5,600	371,112
Bob Evans Farms, Inc.	3,563	178,257
Brinker International, Inc.	9,706	509,080
Domino’s Pizza, Inc.	8,052	619,762
International Speedway Corp. - Class A	3,953	134,362
Life Time Fitness, Inc. (b)	5,546	266,763
Panera Bread Co. - Class A (b)	3,867	682,409
Scientific Games Corp. - Class A (b)	7,008	96,220
The Cheesecake Factory, Inc.	6,838	325,694
The Wendy’s Co.	38,050	347,016
		3,530,675
Household Durables (1.8%)
Jarden Corp. (b)	17,858	1,068,444
KB Home	12,848	218,287
MDC Holdings, Inc.	5,600	158,368
NVR, Inc. (b)	603	691,641
Tempur-Pedic International, Inc. (b)	8,740	442,856
Toll Brothers, Inc. (b)	23,081	828,608
Tupperware Brands Corp.	7,321	613,207
		4,021,411
Internet & Catalog Retail (0.1%)
HSN, Inc.	4,792	286,226

Leisure Equipment & Products (0.8%)
Brunswick Corp.	13,360	605,075
Polaris Industries, Inc.	9,496	1,326,686
		1,931,761
Media (1.2%)
AMC Networks, Inc. - Class A (b)	8,565	626,016
Cinemark Holdings, Inc.	14,899	432,220
DreamWorks Animation SKG, Inc. - Class A (b)	10,292	273,253
John Wiley & Sons, Inc. - Class A	6,683	385,208
Lamar Advertising Co. - Class A (b)	9,436	481,142
Meredith Corp.	5,309	246,497
The New York Times Co. - Class A	18,078	309,495
		2,753,831
Multiline Retail (0.3%)
Big Lots, Inc. (b)	8,423	318,979
JC Penney Co., Inc. (b)	43,920	378,590
		697,569
Specialty Retail (4.4%)
Aaron’s, Inc.	10,321	312,107
Abercrombie & Fitch Co. - Class A	11,039	425,002
Advance Auto Parts, Inc.	10,525	1,331,413
American Eagle Outfitters, Inc.	24,416	298,852
ANN, Inc. (b)	6,617	274,473
Ascena Retail Group, Inc. (b)	18,564	320,786
Cabela’s, Inc. (b)	6,726	440,620
Carter’s, Inc.	7,743	601,244
Chico’s FAS, Inc.	22,846	366,221
CST Brands, Inc.	10,824	338,142
Dick’s Sporting Goods, Inc.	14,723	804,023
Foot Locker, Inc.	21,178	994,942
Guess?, Inc.	8,486	234,214
Kate Spade & Co. (b)	17,809	660,536
Murphy USA, Inc. (b)	6,406	260,020
Office Depot, Inc. (b)	69,915	288,749
Rent-A-Center, Inc.	7,604	202,266
Signet Jewelers, Ltd. (c)	11,592	1,227,129
Williams-Sonoma, Inc.	12,657	843,462
		10,224,201
Textiles, Apparel & Luxury Goods (1.2%)
Deckers Outdoor Corp. (b)	5,055	403,035
Hanesbrands, Inc.	14,322	1,095,346

See accompanying notes to investments in securities.

	Shares	Value(a)
Under Armour, Inc. - Class A (b)	$11,601	$1,329,939
		2,828,320
Consumer Staples (3.2%)
Food & Staples Retailing (0.3%)
SUPERVALU, Inc. (b)	28,397	194,235
United Natural Foods, Inc. (b)	7,128	505,518
		699,753
Food Products (1.8%)
Dean Foods Co.	13,642	210,905
Flowers Foods, Inc.	25,212	540,798
Hillshire Brands Co.	17,669	658,347
Ingredion, Inc.	10,751	731,928
Lancaster Colony Corp.	2,781	276,487
Post Holdings, Inc. (b)	5,449	300,349
The Hain Celestial Group, Inc. (b)	7,199	658,493
Tootsie Roll Industries, Inc.	2,890	86,529
WhiteWave Foods Co. - Class A (b)	24,961	712,387
		4,176,223
Household Products (1.0%)
Church & Dwight Co., Inc.	19,801	1,367,655
Energizer Holdings, Inc.	9,099	916,633
		2,284,288
Tobacco (0.1%)
Universal Corp.	3,360	187,791

Energy (5.4%)
Energy Equipment & Services (2.8%)
Atwood Oceanics, Inc. (b)	8,331	419,799
CARBO Ceramics, Inc.	2,909	401,413
Dresser-Rand Group, Inc. (b)	11,024	643,912
Dril-Quip, Inc. (b)	5,843	655,000
Helix Energy Solutions Group, Inc. (b)	14,118	324,432
Oceaneering International, Inc.	15,635	1,123,531
Oil States International, Inc. (b)	7,699	759,121
Patterson-UTI Energy, Inc.	20,742	657,106
Superior Energy Services, Inc.	22,892	704,158
Tidewater, Inc.	7,124	346,369
Unit Corp. (b)	6,305	412,221
		6,447,062
Oil, Gas & Consumable Fuels (2.6%)
Alpha Natural Resources, Inc. (b)	31,829	135,273
Bill Barrett Corp. (b)	7,008	179,405
Cimarex Energy Co.	12,550	1,494,831
Gulfport Energy Corp. (b)	12,299	875,443
HollyFrontier Corp.	28,715	1,366,260
Rosetta Resources, Inc. (b)	8,853	412,373
SM Energy Co.	9,680	690,087
World Fuel Services Corp.	10,342	456,082
WPX Energy, Inc. (b)	29,116	524,961
		6,134,715
Financial (22.3%)
Capital Markets (2.5%)
Affiliated Managers Group, Inc. (b)	7,747	1,549,788
Eaton Vance Corp.	17,714	675,966
Federated Investors, Inc. - Class B	13,611	415,680
Greenhill & Co., Inc.	3,861	200,695
Janus Capital Group, Inc.	21,783	236,781
Raymond James Financial, Inc.	17,911	1,001,762
SEI Investments Co.	20,548	690,618
Waddell & Reed Financial, Inc. - Class A	12,243	901,330
		5,672,620
Commercial Banks (4.3%)
Associated Banc-Corp	23,240	419,714
BancorpSouth, Inc.	12,107	302,191
Bank of Hawaii Corp.	6,406	388,268
Cathay General Bancorp	10,624	267,619
City National Corp.	6,921	544,821
Commerce Bancshares, Inc.	11,763	546,038
Cullen/Frost Bankers, Inc.	7,681	595,508
East West Bancorp, Inc.	20,669	754,419
First Horizon National Corp.	34,050	420,177
FirstMerit Corp.	23,751	494,733
Fulton Financial Corp.	27,621	347,472
Hancock Holding Co.	11,865	434,852
International Bancshares Corp.	8,154	204,502
Prosperity Bancshares, Inc.	8,225	544,084
Signature Bank (b)	6,827	857,403
SVB Financial Group (b)	6,676	859,735
Synovus Financial Corp.	140,346	475,773
TCF Financial Corp.	23,824	396,908
Trustmark Corp.	9,708	246,098
Valley National Bancorp	28,847	300,297
Webster Financial Corp.	12,955	402,382
Westamerica Bancorporation	3,834	207,343
		10,010,337

See accompanying notes to investments in securities.

	Shares	Value(a)
Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	$12,482	$706,481
MSCI, Inc. (b)	16,830	724,027
		1,430,508
Diversified REIT’s (0.3%)
Liberty Property Trust	21,083	779,228

Insurance (5.0%)
Alleghany Corp. (b)	2,408	980,971
American Financial Group, Inc.	10,331	596,202
Arthur J Gallagher & Co.	19,317	919,103
Aspen Insurance Holdings, Ltd. (c)	9,383	372,505
Brown & Brown, Inc.	17,132	526,980
Everest Re Group, Ltd. (c)	6,822	1,044,107
Fidelity National Financial, Inc. - Class A	39,881	1,253,859
First American Financial Corp.	15,274	405,525
HCC Insurance Holdings, Inc.	14,379	654,101
Kemper Corp.	7,302	286,019
Mercury General Corp.	5,202	234,506
Old Republic International Corp.	34,941	573,032
Primerica, Inc.	7,915	372,876
Protective Life Corp.	11,353	597,054
Reinsurance Group of America, Inc.	10,200	812,226
RenaissanceRe Holdings, Ltd. (c)	6,030	588,528
StanCorp Financial Group, Inc.	6,357	424,647
The Hanover Insurance Group, Inc.	6,295	386,765
WR Berkley Corp.	15,027	625,424
		11,654,430
Office REIT’s (2.3%)
Alexandria Real Estate Equities, Inc.	10,351	751,068
BioMed Realty Trust, Inc.	27,761	568,823
Corporate Office Properties Trust SBI	12,527	333,719
Duke Realty Corp.	47,200	796,736
Highwoods Properties, Inc.	12,992	499,023
Kilroy Realty Corp.	11,802	691,361
Mack-Cali Realty Corp.	12,719	264,428
SL Green Realty Corp.	13,708	1,379,299
		5,284,457
Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	6,153	261,872
Jones Lang LaSalle, Inc.	6,413	759,940
		1,021,812
Residential REIT’s (2.2%)
American Campus Communities, Inc.	15,041	561,781
BRE Properties, Inc.	11,154	700,248
Camden Property Trust	12,327	830,100
Essex Property Trust, Inc.	5,575	948,029
Home Properties, Inc.	8,221	494,247
Mid-America Apartment Communities, Inc.	10,805	737,657
UDR, Inc.	36,233	935,899
		5,207,961
Retail REIT’s (2.2%)
Equity One, Inc.	9,044	202,043
Federal Realty Investment Trust	9,644	1,106,360
National Retail Properties, Inc.	17,609	604,341
Realty Income Corp.	31,711	1,295,712
Regency Centers Corp.	13,341	681,191
Taubman Centers, Inc.	9,084	643,056
Weingarten Realty Investors	16,111	483,330
		5,016,033
Specialized REIT’s (1.6%)
Extra Space Storage, Inc.	15,890	770,824
Hospitality Properties Trust	21,593	620,151
Omega Healthcare Investors, Inc.	17,929	600,980
Potlatch Corp.	5,809	224,750
Rayonier, Inc.	18,244	837,582
Senior Housing Properties Trust	27,091	608,735
		3,663,022
Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	12,043	166,434
First Niagara Financial Group, Inc.	51,050	482,423
New York Community Bancorp, Inc.	63,816	1,025,523
Washington Federal, Inc.	14,708	342,696
		2,017,076
Health Care (9.2%)
Biotechnology (0.6%)
Cubist Pharmaceuticals, Inc. (b)	10,802	790,166

See accompanying notes to investments in securities.

	Shares	Value(a)
United Therapeutics Corp. (b)	$6,714	$631,318
		1,421,484
Health Care Equipment & Supplies (2.9%)
Align Technology, Inc. (b)	10,349	535,975
Hill-Rom Holdings, Inc.	8,292	319,574
Hologic, Inc. (b)	39,601	851,421
IDEXX Laboratories, Inc. (b)	7,499	910,378
Masimo Corp. (b)	7,357	200,920
ResMed, Inc.	20,431	913,061
Sirona Dental Systems, Inc. (b)	7,979	595,792
STERIS Corp.	8,507	406,209
Teleflex, Inc.	5,990	642,368
The Cooper Cos., Inc.	6,908	948,883
Thoratec Corp. (b)	8,132	291,207
		6,615,788
Health Care Providers & Services (3.0%)
Community Health Systems, Inc. (b)	16,371	641,252
Health Net, Inc. (b)	11,489	390,741
Henry Schein, Inc. (b)	12,307	1,469,087
HMS Holdings Corp. (b)	12,626	240,525
LifePoint Hospitals, Inc. (b)	6,794	370,613
Mednax, Inc. (b)	14,642	907,511
Omnicare, Inc.	14,402	859,367
Owens & Minor, Inc.	9,021	316,006
Universal Health Services, Inc. - Class B	12,923	1,060,591
VCA Antech, Inc. (b)	12,724	410,094
WellCare Health Plans, Inc. (b)	6,283	399,096
		7,064,883
Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc. (b)	22,951	413,807

Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc. - Class A (b)	2,880	368,985
Charles River Laboratories International, Inc. (b)	6,853	413,510
Covance, Inc. (b)	8,190	850,941
Mettler-Toledo International, Inc. (b)	4,290	1,011,067
Techne Corp.	4,837	412,935
		3,057,438
Pharmaceuticals (1.2%)
Endo International PLC (b) (c)	19,845	1,362,359
Mallinckrodt PLC (b) (c)	8,437	534,990
Salix Pharmaceuticals, Ltd. (b)	9,139	946,892
		2,844,241
Industrials (16.5%)
Aerospace & Defense (1.8%)
Alliant Techsystems, Inc.	4,594	653,037
BE Aerospace, Inc. (b)	14,231	1,235,108
Esterline Technologies Corp. (b)	4,580	487,953
Exelis, Inc.	27,352	519,962
Huntington Ingalls Industries, Inc.	7,032	719,092
Triumph Group, Inc.	7,522	485,771
		4,100,923
Airlines (0.5%)
Alaska Air Group, Inc.	9,914	925,076
JetBlue Airways Corp. (b)	32,854	285,501
		1,210,577
Building Products (0.9%)
AO Smith Corp.	11,073	509,579
Fortune Brands Home & Security, Inc.	23,910	1,006,133
Lennox International, Inc.	6,482	589,279
		2,104,991
Commercial Services & Supplies (1.9%)
Clean Harbors, Inc. (b)	7,977	437,060
Copart, Inc. (b)	16,146	587,553
Corrections Corp. of America	16,640	521,165
Deluxe Corp.	7,285	382,244
Herman Miller, Inc.	8,500	273,105
HNI Corp.	6,439	235,410
MSA Safety, Inc.	4,509	257,013
Rollins, Inc.	9,275	280,476
RR Donnelley & Sons Co.	28,476	509,720
The Brink’s Co.	6,911	197,309
Waste Connections, Inc.	17,853	783,032
		4,464,087
Construction & Engineering (0.7%)
Aecom Technology Corp. (b)	14,297	459,935
Granite Construction, Inc.	5,179	206,797
KBR, Inc.	21,305	568,417
URS Corp.	10,411	489,942
		1,725,091
Electrical Equipment (1.2%)
Acuity Brands, Inc.	6,277	832,142
General Cable Corp.	7,031	180,064
Hubbell, Inc. - Class B	7,773	931,749

See accompanying notes to investments in securities.

	Shares	Value(a)
Regal-Beloit Corp.	$6,504	$472,906
Woodward Governor Co.	8,632	358,487
		2,775,348
Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	9,191	729,214

Machinery (5.1%)
AGCO Corp.	12,575	693,637
CLARCOR, Inc.	7,313	419,400
Crane Co.	7,027	499,971
Donaldson Co., Inc.	19,278	817,387
Graco, Inc.	8,749	653,900
Harsco Corp.	11,556	270,757
IDEX Corp.	11,722	854,417
ITT Corp.	13,206	564,689
Kennametal, Inc.	11,309	500,989
Lincoln Electric Holdings, Inc.	11,692	841,941
Nordson Corp.	8,724	614,955
Oshkosh Corp.	12,143	714,858
SPX Corp.	6,544	643,341
Terex Corp.	15,977	707,781
Timken Co.	11,248	661,157
Trinity Industries, Inc.	11,183	805,959
Valmont Industries, Inc.	3,871	576,160
Wabtec Corp.	13,817	1,070,817
		11,912,116
Marine (0.4%)
Kirby Corp. (b)	8,203	830,554

Professional Services (1.1%)
FTI Consulting, Inc. (b)	5,811	193,739
Manpower, Inc.	11,483	905,205
The Corporate Executive Board Co.	4,865	361,129
Tower Watson & Co. - Class A	9,328	1,063,858
		2,523,931
Road & Rail (1.3%)
Con-way, Inc.	8,168	335,541
Genesee & Wyoming, Inc. - Class A (b)	7,336	713,940
JB Hunt Transport Services, Inc.	13,183	948,121
Landstar System, Inc.	6,598	390,734
Old Dominion Freight Line, Inc. (b)	10,085	572,223
Werner Enterprises, Inc.	6,602	168,417
		3,128,976
Trading Companies & Distributors (1.2%)
GATX Corp.	6,671	452,828
MSC Industrial Direct Co. - Class A	6,816	589,720
United Rentals, Inc. (b)	13,473	1,279,127
Watsco, Inc.	3,909	390,548
		2,712,223
Transportation (0.1%)
UTi Worldwide, Inc. (c)	13,069	138,401

Information Technology (15.4%)
Communications Equipment (0.9%)
ADTRAN, Inc.	8,175	199,552
Ciena Corp. (b)	15,158	344,693
InterDigital, Inc.	5,796	191,905
JDS Uniphase Corp. (b)	33,646	471,044
Plantronics, Inc.	6,186	274,968
Polycom, Inc. (b)	19,756	271,052
Riverbed Technology, Inc. (b)	23,090	455,104
		2,208,318
Computers & Peripherals (1.1%)
3D Systems Corp. (b)	13,850	819,228
Diebold, Inc.	9,225	367,985
Lexmark International, Inc. - Class A	8,873	410,731
NCR Corp. (b)	24,045	878,845
		2,476,789
Electronic Equipment, Instruments & Components (2.4%)
Arrow Electronics, Inc. (b)	14,427	856,387
Avnet, Inc. (d)	19,980	929,669
Ingram Micro, Inc. - Class A (b)	22,274	658,419
Itron, Inc. (b)	5,593	198,775
Knowles Corp. (b)	12,269	387,332
National Instruments Corp.	14,107	404,730
Tech Data Corp. (b)	5,534	337,353
Trimble Navigation, Ltd. (b)	37,502	1,457,703
Vishay Intertechnology, Inc.	19,479	289,848
		5,520,216
Internet Software & Services (1.1%)
AOL, Inc. (b)	11,467	501,911
Conversant, Inc. (b)	9,068	255,264
Equinix, Inc. (b)	7,131	1,318,094
Rackspace Hosting, Inc. (b)	16,785	550,884
		2,626,153
IT Services (2.6%)
Acxiom Corp. (b)	11,023	379,136
Broadridge Financial Solutions, Inc.	17,222	639,625
Convergys Corp.	14,545	318,681
CoreLogic, Inc. (b)	13,173	395,717

See accompanying notes to investments in securities.

	Shares	Value(a)
DST Systems, Inc.	$4,266	$404,374
Gartner, Inc. - Class A (b)	13,320	924,941
Global Payments, Inc.	10,380	738,122
Jack Henry & Associates, Inc.	12,367	689,584
Leidos Holdings, Inc.	10,524	372,234
Mantech International Corp. - Class A	3,370	99,112
NeuStar, Inc. - Class A (b)	8,831	287,096
Science Applications International Corp.	5,996	224,190
WEX, Inc. (b)	5,594	531,709
		6,004,521
Office Electronics (0.2%)
Zebra Technologies Corp. - Class A (b)	7,264	504,194

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc. (b)	89,078	357,203
Atmel Corp. (b)	61,404	513,337
Cree, Inc. (b)	17,552	992,741
Cypress Semiconductor Corp. (b)	20,488	210,412
Fairchild Semiconductor International, Inc. (b)	18,004	248,275
Integrated Device Technology, Inc. (b)	19,691	240,821
International Rectifier Corp. (b)	10,274	281,508
Intersil Corp. - Class A	18,351	237,095
RF Micro Devices, Inc. (b)	40,700	320,716
Semtech Corp. (b)	9,874	250,207
Silicon Laboratories, Inc. (b)	5,704	298,034
Skyworks Solutions, Inc. (b)	27,268	1,023,095
SunEdison, Inc. (b)	35,443	667,746
Teradyne, Inc. (b)	27,996	556,841
		6,198,031
Software (4.4%)
ACI Worldwide, Inc. (b)	5,570	329,688
Advent Software, Inc.	5,826	171,051
ANSYS, Inc. (b)	13,390	1,031,298
Cadence Design Systems, Inc. (b)	41,724	648,391
CommVault Systems, Inc. (b)	6,438	418,148
Compuware Corp.	31,490	330,645
Concur Technologies, Inc. (b)	6,898	683,385
Factset Research Systems, Inc.	5,781	623,250
Fair Isaac Corp.	4,995	276,323
Fortinet, Inc. (b)	19,743	434,938
Informatica Corp. (b)	15,780	596,168
Mentor Graphics Corp.	14,012	308,544
MICROS Systems, Inc. (b)	10,879	575,826
PTC, Inc. (b)	17,132	606,987
Rovi Corp. (b)	14,216	323,841
Solarwinds, Inc. (b)	9,448	402,768
Solera Holdings, Inc.	9,950	630,233
Synopsys, Inc. (b)	22,212	853,163
TIBCO Software, Inc. (b)	22,028	447,609
VeriFone Systems, Inc. (b)	16,034	542,270
		10,234,526
Materials (7.1%)
Chemicals (2.9%)
Albemarle Corp.	11,474	762,103
Ashland, Inc.	10,417	1,036,283
Cabot Corp.	8,604	508,152
Cytec Industries, Inc.	5,125	500,251
Intrepid Potash, Inc. (b)	7,892	122,010
Minerals Technologies, Inc.	4,966	320,605
NewMarket Corp.	1,614	630,719
Olin Corp.	11,398	314,699
RPM International, Inc.	19,211	803,788
Sensient Technologies Corp.	7,233	408,014
The Scotts Miracle-Gro Co. - Class A	6,339	388,454
Valspar Corp.	11,357	819,067
		6,614,145
Construction Materials (0.6%)
Eagle Materials, Inc.	7,265	644,115
Martin Marietta Materials, Inc.	6,673	856,480
		1,500,595
Containers & Packaging (1.7%)
Aptargroup, Inc.	9,416	622,397
Greif, Inc. - Class A	4,394	230,641
Packaging Corp. of America	14,172	997,284
Rock-Tenn Co. - Class A	10,410	1,098,984
Silgan Holdings, Inc.	6,311	312,521
Sonoco Products Co.	14,717	603,691
		3,865,518
Metals & Mining (1.5%)
Carpenter Technology Corp.	7,650	505,206
Commercial Metals Co.	16,910	319,261
Compass Minerals International, Inc.	4,856	400,717
Reliance Steel & Aluminum Co.	11,177	789,767
Royal Gold, Inc.	9,409	589,192
Steel Dynamics, Inc.	32,185	572,571

See accompanying notes to investments in securities.

	Shares	Value(a)
Worthington Industries, Inc.	$7,630	$291,847
		3,468,561
Paper & Forest Products (0.4%)
Domtar Corp. (c)	4,760	534,167
Louisiana-Pacific Corp. (b)	20,292	342,326
		876,493
Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc. (b)	20,296	634,453

Gas Utilities (0.1%)
ONE GAS, Inc. (b)	7,450	267,678

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	14,266	373,912

Utilities (4.8%)
Electric Utilities (1.2%)
Cleco Corp.	8,735	441,816
Great Plains Energy, Inc.	22,185	599,882
Hawaiian Electric Industries, Inc.	14,637	372,073
IDACORP, Inc.	7,259	402,657
PNM Resources, Inc.	11,410	308,412
Westar Energy, Inc.	18,588	653,554
		2,778,394
Gas Utilities (1.7%)
Atmos Energy Corp.	14,456	681,311
Energen Corp.	10,485	847,293
National Fuel Gas Co.	12,094	847,064
Questar Corp.	25,198	599,208
UGI Corp.	16,587	756,533
WGL Holdings, Inc.	7,476	299,489
		4,030,898
Multi-Utilities (1.6%)
Alliant Energy Corp.	16,032	910,778
Black Hills Corp.	6,375	367,519
MDU Resources Group, Inc.	27,287	936,217
OGE Energy Corp.	28,677	1,054,167
Vectren Corp.	11,901	468,780
		3,737,461
Water Utilities (0.3%)
Aqua America, Inc.	25,435	637,655
Total common stocks (cost: $ 141,757,187)		226,530,856

Short-Term Securities (2.3%)
Investment Companies (2.3%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	5,430,805	5,430,805
Total short-term securities (cost: $ 5,430,805)		5,430,805
Total investments in securities (cost: $ 147,187,992) (e)		231,961,661
Cash and other assets in excess of liabilities (0.0%)		24,718
Total net assets (100.0%)		$231,986,379

Investments in Securities Legend

(a)                       Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)                       Non-income producing security.

(c)                        Foreign security: The Fund held 2.5% of net assets in foreign securities at March 31, 2014.

(d)                       Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2014, securities with an aggregate market value of $744,480 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P Mid 400® E-Mini Index Future	June 2014	38	Long	$(21,122)
		38		$(21,122)

(e)                        At March 31, 2014 the cost of securities for federal income tax purposes was $147,776,105. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$88,315,482
Gross unrealized depreciation	(4,129,926)
Net unrealized appreciation	$84,185,556

See accompanying notes to investments in securities.

Advantus Real Estate Securities Fund

Investments in Securities

March 31, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.6%)
Consumer Discretionary (0.9%)
Hotels, Restaurants & Leisure (0.9%)
Marriott International, Inc. - Class A	20,500	$1,148,410

Financial (98.1%)
Diversified REIT’s (5.3%)
Liberty Property Trust	17,700	654,192
Vornado Realty Trust	63,986	6,306,460
		6,960,652
Industrial REIT’s (8.4%)
DCT Industrial Trust, Inc.	290,400	2,288,352
EastGroup Properties, Inc.	27,995	1,761,166
ProLogis, Inc.	168,781	6,891,328
		10,940,846
Office REIT’s (17.0%)
Alexandria Real Estate Equities, Inc.	26,500	1,922,840
BioMed Realty Trust, Inc.	69,900	1,432,251
Boston Properties, Inc.	60,383	6,915,665
Douglas Emmett, Inc.	77,747	2,110,054
Duke Realty Corp.	203,700	3,438,456
Kilroy Realty Corp.	40,436	2,368,741
SL Green Realty Corp.	40,671	4,092,316
		22,280,323
Residential REIT’s (19.6%)
American Campus Communities, Inc.	20,282	757,533
AvalonBay Communities, Inc.	50,526	6,635,074
Camden Property Trust	51,300	3,454,542
Equity Residential	80,000	4,639,200
Essex Property Trust, Inc.	31,516	5,359,296
Mid-America Apartment Communities, Inc.	38,904	2,655,976
UDR, Inc.	82,200	2,123,226
		25,624,847
Retail REIT’s (24.1%)
Acadia Realty Trust	77,236	2,037,485
DDR Corp.	117,500	1,936,400
Federal Realty Investment Trust	28,000	3,212,160
General Growth Properties, Inc.	158,800	3,493,600
Glimcher Realty Trust	100,500	1,008,015
Kimco Realty Corp.	159,000	3,478,920
Retail Properties of America, Inc. - Class A	79,500	1,076,430
Simon Property Group, Inc.	75,279	12,345,756
Taubman Centers, Inc.	30,000	2,123,700
The Macerich Co.	7,669	478,009
Weingarten Realty Investors	10,900	327,000
		31,517,475
Specialized REIT’s (23.7%)
CubeSmart	91,821	1,575,648
Extra Space Storage, Inc.	57,300	2,779,623
HCP, Inc.	64,200	2,490,318
Health Care REIT, Inc.	57,400	3,421,040
Host Hotels & Resorts, Inc.	241,746	4,892,939
LaSalle Hotel Properties	61,301	1,919,334
Pebblebrook Hotel Trust	18,700	631,499
Public Storage	33,600	5,661,264
Sabra Health Care REIT, Inc.	22,400	624,736
Sunstone Hotel Investors, Inc.	136,200	1,870,026
Ventas, Inc.	84,896	5,142,151
		31,008,578
Health Care (0.6%)
Health Care Providers & Services (0.6%)
Brookdale Senior Living, Inc. (b)	22,500	753,975

Total common stocks (cost: $ 104,867,998)		130,235,106

Short-Term Securities (0.5%)
Investment Companies (0.5%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	676,486	676,486
Total short-term securities (cost: $ 676,486)		676,486
Total investments in securities (cost: $ 105,544,484) (c)		130,911,592
Liabilities in excess of cash and other assets (-0.1%)		(157,324)
Total net assets (100.0%)		$130,754,268

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Non-income producing security.

(c)          At March 31, 2014 the cost of securities for federal income tax purposes was $106,231,691. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$24,715,944
Gross unrealized depreciation	(36,043)
Net unrealized appreciation	$24,679,901

See accompanying notes to investments in securities.

Advantus Managed Volatility Fund

Investments in Securities

March 31, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (39.1%)
Government Obligations (5.6%)
U.S. Government Agencies and Obligations (5.6%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.4%)
Federal Home Loan Mortgage Corp., 3.000%, 09/01/43	$246,130	$237,624

Federal National Mortgage Association (FNMA) (2.1%)
Federal National Mortgage Assoc.,
3.000%, 04/01/43	380,748	367,971
3.000%, 06/01/43	482,926	466,718
3.500%, 08/01/42 (b)	225,459	227,108
3.500%, 02/01/43	235,980	238,001
		1,299,798
U.S. Treasury (3.1%)
U.S. Treasury Note
0.125%, 04/30/15 (c)	1,000,000	999,805
0.625%, 04/30/18 (c)	1,000,000	968,672
		1,968,477
Total government obligations (cost: $ 3,531,786)		3,505,899

Corporate Obligations (33.5%)
Basic Materials (0.8%)
Mining (0.8%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (d)	250,000	245,149
Rio Tinto Finance USA, Ltd., 3.750%, 09/20/21 (d)	250,000	257,481
		502,630
Communications (2.5%)
Cable/Satellite TV (0.8%)
Comcast Corp., 4.650%, 07/15/42	250,000	249,357
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.600%, 02/15/21	250,000	263,765
		513,122
Media (0.5%)
Viacom, Inc., 5.625%, 09/15/19	250,000	283,013

Telephone-Integrated (0.8%)
AT&T, Inc., 4.350%, 06/15/45	250,000	220,644
Verizon Communications, Inc., 5.550%, 02/15/16	250,000	272,542
		493,186
Wireless Telecommunication Services (0.4%)
Rogers Communications, Inc., 4.100%, 10/01/23 (d)	250,000	256,244

Consumer Cyclical (0.4%)
Retail (0.4%)
Wal-Mart Stores, Inc., 1.950%, 12/15/18	250,000	250,312

Consumer Staples (0.8%)
Beverages (0.8%)
The Coca-Cola Co., 3.200%, 11/01/23	500,000	491,698

Consumer, Non-cyclical (2.1%)
Commercial Service-Finance (0.4%)
Moody’s Corp., 4.875%, 02/15/24	250,000	262,589

Drugstore Chains (0.4%)
CVS Pass-Through Trust, 6.943%, 01/10/30	212,927	251,720

Food (0.5%)
ConAgra Foods, Inc., 5.819%, 06/15/17	250,000	282,359

Pharmaceuticals (0.8%)
Novartis Capital Corp., 3.400%, 05/06/24	500,000	499,395

Energy (5.6%)
Oil, Gas & Consumable Fuels (3.1%)
Apache Corp., 3.250%, 04/15/22	181,000	182,563
Chevron Corp., 3.191%, 06/24/23	250,000	246,969
EOG Resources, Inc., 2.625%, 03/15/23	250,000	236,186
Rowan Cos., Inc., 4.750%, 01/15/24	500,000	505,941
Total Capital International SA, 3.750%, 04/10/24 (d)	750,000	765,975
		1,937,634
Pipelines (2.5%)
Enbridge Energy Partners L.P., 6.500%, 04/15/18	250,000	288,537

See accompanying notes to investments in securities.

	Principal	Value(a)
Enterprise Products Operating LLC, 5.750%, 03/01/35	$250,000	$278,784
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	249,513
Spectra Energy Partners L.P., 2.950%, 09/25/18	250,000	254,850
Williams Partners L.P., 4.300%, 03/04/24	500,000	502,217
		1,573,901
Financial (8.3%)
Banks (4.6%)
Bank of America Corp., 5.700%, 01/24/22	250,000	286,831
Bank of Montreal, 2.375%, 01/25/19 (d)	250,000	251,169
Capital One Financial Corp., 4.750%, 07/15/21	250,000	273,891
Citigroup, Inc., 5.300%, 01/07/16	250,000	268,579
Discover Bank, 4.250%, 03/13/26	500,000	501,180
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	271,442
JPMorgan Chase & Co., 4.500%, 01/24/22	250,000	269,520
PNC Bank NA, 3.800%, 07/25/23	250,000	252,238
SunTrust Bank, 2.750%, 05/01/23	250,000	234,139
Wells Fargo & Co., 5.125%, 09/15/16	250,000	273,253
		2,882,242
Insurance (0.8%)
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (e)	250,000	253,712
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (e)	250,000	257,842
		511,554
Real Estate Investment Trust-Shopping Centers (0.4%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	259,249

Real Estate Investment Trust-Single Tenant (1.3%)
Realty Income Corp., 5.950%, 09/15/16	250,000	276,725
Tanger Properties L.P., 3.875%, 12/01/23	500,000	498,007
		774,732
Real Estate Investment Trust-Storage (0.8%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	503,891

Specialized REIT’s (0.4%)
HCP, Inc., 4.250%, 11/15/23	250,000	255,541

Health Care (3.2%)
Biotechnology (0.4%)
Amgen, Inc., 5.700%, 02/01/19	250,000	289,346

Health Care Equipment & Supplies (0.4%)
St Jude Medical, Inc., 4.750%, 04/15/43	250,000	250,149

Health Care Providers & Services (0.8%)
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	249,316
UnitedHealth Group, Inc., 2.750%, 02/15/23	250,000	235,361
		484,677
Pharmaceuticals (1.6%)
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	490,916
Mylan, Inc., 4.200%, 11/29/23	500,000	501,756
		992,672
Industrials (3.8%)
Aerospace & Defense (2.0%)
BAE Systems Holdings, Inc., 5.200%, 08/15/15 (e)	250,000	263,932
Rockwell Collins, Inc., 3.700%, 12/15/23	500,000	507,001
Textron, Inc., 4.300%, 03/01/24	500,000	509,308
		1,280,241
Machinery (1.2%)
Caterpillar Financial Services Corp., 3.750%, 11/24/23	750,000	760,637

Transportation (0.6%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	351,011

See accompanying notes to investments in securities.

	Principal	Value(a)
Information Technology (1.6%)
Communications Equipment (0.8%)
Juniper Networks, Inc., 4.500%, 03/15/24	$500,000	$506,207

IT Services (0.8%)
The Western Union Co., 3.350%, 05/22/19	500,000	496,918

Materials (0.4%)
Chemicals (0.4%)
The Mosaic Co., 5.450%, 11/15/33	200,000	216,230

Transportation (2.4%)
Airlines (0.4%)
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/27 (f)	250,000	257,658

Transport-Rail (2.0%)
Kansas City Southern Railway, 4.300%, 05/15/43 (e)	250,000	226,636
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	507,778
Union Pacific Corp., 3.750%, 03/15/24	500,000	505,459
		1,239,873
Utilities (1.6%)
Electric Utilities (1.2%)
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	244,556
MidAmerican Energy Holdings Co., 3.750%, 11/15/23 (e)	250,000	248,706
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	241,856
		735,118
Multi-Utilities (0.4%)
Dominion Gas Holdings LLC, 3.550%, 11/01/23 (e)	250,000	246,707
Total corporate obligations (cost: $ 21,039,790)		20,892,456
Total long-term debt securities (cost: $ 24,571,576)		24,398,355

	Shares
Mutual Funds (23.1%)
Investment Companies (23.1%)
Advantus Index 500 Fund (g)	2,081,359	14,447,110
Total mutual funds (cost: $ 12,000,000)		14,447,110

Short-Term Securities (37.4%)
Investment Companies (37.4%)
Dreyfus Treasury Cash Management Fund, current rate 0.010% (h)	23,396,220	23,396,220
Total short-term securities (cost: $ 23,396,220)		23,396,220
Total investments in securities (cost: $ 59,967,796) (i)		62,241,685
Cash and other assets in excess of liabilities (0.4%)		251,566
Total net assets (100.0%)		$62,493,251

Investments in Securities Legend

(a)                                 Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)                                 Security is issued on a when-issued or forward commitment basis. As of March 31, 2014 the total cost of investments issued on a when-issued or forward commitment basis was $227,590.

(c)                                  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2014, securities with an aggregate market value of $1,768,516 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	June 2014	8	Short	$4,421
S&P 500 E-Mini Index Future	June 2014	3	Long	(957)
S&P 500 Index Future	June 2014	75	Long	(118,471)
		86		$(115,007)

(d)                                 Foreign security: The Fund held 2.8% of net assets in foreign securities at March 31, 2014.

See accompanying notes to investments in securities.

(e)                                  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(f)                                   These securities are being fair-valued according to procedures approved by the Board of Trustees.

(g)                                  Affiliated security.

(h)                                 All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of March 31, 2014.

(i)                                     At March 31, 2014 the cost of securities for federal income tax purposes was $59,967,796. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,653,729
Gross unrealized depreciation	(379,840)
Net unrealized appreciation	$2,273,889

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Investments in Securities

March 31, 2014

(Unaudited)

(1)    Organization

Securian Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified open-end management investment company, except that Advantus International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes several different Funds: Advantus Bond, Advantus Index 400 Mid-Cap, Advantus Index 500, Advantus International Bond, Advantus Managed Volatility, Advantus Money Market, Advantus Mortgage Securities and Advantus Real Estate Securities. The Trust’s prospectus provides a detailed description of each Fund’s investment objective, policies and strategies. The Funds issue two classes of shares: Class 1 and Class 2, except for the Advantus Money Market Fund and the Advantus Managed Volatility Fund which offer shares in only one class. Class 2 shares and shares of the Money Market Fund and the Managed Volatility Fund are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Each Fund, other than Advantus Managed Volatility Fund, qualifies for federal income tax purposes as a partnership under the Internal Revenue Code of 1986, as amended (the “Code”). Advantus Managed Volatility Fund is treated as a disregarded entity for federal income tax purposes. A Fund is treated, for federal income tax purposes, as a partnership if it has more than one shareholder. If a Fund at any time has just one shareholder, as is the case for Advantus Managed Volatility Fund, it is treated as a disregarded entity for federal income tax purposes. While the Trust anticipates that each Fund, other than Advantus Managed Volatility Fund, will always have two shareholders, Minnesota Life Insurance Company (“Minnesota Life”) and Securian Life Insurance Company (“Securian Life”), a wholly owned subsidiary of Minnesota Life, such ownership could change and accordingly a Fund may at some time have only one shareholder and would be treated as a disregarded entity for federal income tax purposes.  A Fund’s election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life and Securian Life in connection with Minnesota Life and Securian Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)    Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services — Investment Companies.”  The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Management, Inc. (“Advantus Capital”) Valuation Committee under the supervision of the Trust’s Board of Directors and in accordance with Board-approved valuation policies and procedures.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the  Fund’s share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the Advantus Money Market Fund, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Advantus Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Advantus Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Advantus International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. Advantus International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by Advantus International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. Advantus International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or protect itself from market changes, the Funds (excluding the Advantus Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (FCM) which is registered with the Commodity Futures Trading Commission (CFTC) or the applicable regulator.  Subsequent payments (variation margin) are made or received by a Fund each day.  The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.  A Fund recognizes a realized gain or loss when the contract is closed or expired.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account.  For a listing of open futures contracts see the Schedule of Investments for each Fund.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At March 31, 2014, no Funds were invested in repurchase agreements.

Options Transactions

Each Fund (excluding the Advantus Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of March 31, 2014, the Advantus Bond Fund, Advantus Managed Volatility Fund and Advantus Mortgage Securities Fund had entered into outstanding, when-issued or forward commitments at fair value of $12,295,725, $227,590 and $9,181,117, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

(3)    Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the Advantus Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At March 31, 2014, the Advantus Bond Fund and Advantus Mortgage Securities Fund held illiquid securities of $10,744,925 and $2,648,797, respectively, which represent 2.93% and 2.73% of net assets, respectively. Pursuant to guidelines adopted by the Trust’s Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

The following is a list of illiquid securities by fund, including acquisition date and cost, as of March 31, 2014:

	Acquisition
Advantus Bond Fund	Date	Cost
BHN I Mortgage Fund	Various	$69,485
Countryplace Manufactured Housing Contract Trust	06/29/2005	1,754,865
FAN Engine Securitization, Ltd.	10/18/2013	800,278
Hometown Commercial Mortgage	Various	1,705,216
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	1,006,731
Multi Security Asset Trust	Various	2,562,019
Prudential Holdings, LLC	09/26/2013	957,125
Symetra Financial Corp.	Various	2,242,184
		$11,097,903

	Acquisition
Advantus Mortgage Securities Fund	Date	Cost
BHN I Mortgage Fund	Various	$62,475
Countryplace Manufactured Housing Contract Trust	06/29/2005	400,850
FAN Engine Securitization, Ltd.	10/18/2013	214,028
Government National Mortgage Association (GNMA)	06/17/2003	533,592
Hometown Commercial Mortgage	11/28/2006	406,726
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	320,935
Multi Security Asset Trust	Various	1,367,410
		$3,306,016

(4)  Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, and written options.

The following is a summary of the levels used for the period ended March 31, 2014 in valuing the Fund’s assets and liabilities (please see the Schedule of Investments for each Fund for a listing of all securities within each category):

	Fair Value Measurement at March 31, 2014 using
Fund	Level 1	Level 2	Level 3	Total
Advantus Bond Fund
Assets
Government Obligations	$—	$162,076,366	$—	$162,076,366
Asset-Backed Securities	—	22,866,789	—	22,866,789
Other Mortgage-Backed Securities	—	24,830,324	3,028,367	27,858,691
Corporate Obligations	—	134,086,187	16,474,630	150,560,817
Investment Companies	14,054,221	—	—	14,054,221
Total Investments	14,054,221	343,859,666	19,502,997	377,416,884

Other Financial Instruments*
Futures Contracts	87,526	—	—	87,526

Liabilities
Other Financial Instruments*
Futures Contracts	(47,663)	—	—	(47,663)

Advantus Index 400 Mid-Cap Fund
Assets
Common Stocks	226,530,856	—	—	226,530,856
Investment Companies	5,430,805	—	—	5,430,805
Total Investments	231,961,661	—	—	231,961,661

Liabilities
Other Financial Instruments*
Futures Contracts	(21,122)	—	—	(21,122)

Advantus Index 500 Fund
Assets
Common Stocks	565,662,139	—	—	565,662,139
Investment Companies	12,371,945	—	—	12,371,945
Total Investments	578,034,084	—	—	578,034,084

Other Financial Instruments*
Futures Contracts	64,358	—	—	64,358

Advantus International Bond Fund
Assets
Long-Term Debt Securities	—	93,961,480	—	93,961,480
Short-Term Debt Securities	—	16,824,997	—	16,824,997
Investment Companies	15,767,430	—	—	15,767,430
Total Investments	15,767,430	110,786,477	—	126,553,907

Other Financial Instruments*
Forward Foreign Currency Contracts	—	1,430,945	—	1,430,945

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(1,400,380)	—	(1,400,380)

Advantus Managed Volatility Fund
Assets
Government Obligations	—	3,505,899	—	3,505,899
Corporate Obligations	—	20,634,798	257,658	20,892,456
Investment Companies	37,843,330	—	—	37,843,330
Total Investments	37,843,330	24,140,697	257,658	62,241,685

Other Financial Instruments*
Futures Contracts	4,421	—	—	4,421

Liabilities
Other Financial Instruments*
Futures Contracts	(119,428)	—	—	(119,428)

Advantus Money Market Fund
Assets
Commercial Paper	—	17,999,169	—	17,999,169
Certificate of Deposit	—	3,750,000	—	3,750,000
Corporate Bonds & Notes	—	12,834,818	—	12,834,818
U.S. Government Obligations	—	29,124,025	—	29,124,025
Other Short-Term Investments	—	8,740,267	—	8,740,267
Investment Companies	16,336,368	—	—	16,336,368
Total Investments	16,336,368	72,448,279	—	88,784,647

Advantus Mortgage Securities Fund
Assets
Government Obligations	—	83,250,001	—	83,250,001
Asset-Backed Securities	—	4,399,831	—	4,399,831
Other Mortgage-Backed Securities	—	4,415,309	1,255,080	5,670,389
Corporate Obligations	—	1,258,385	—	1,258,385
Short-Term Securities	—	149,958	—	149,958
Investment Companies	11,259,471	—	—	11,259,471
Total Investments	11,259,471	93,473,484	1,255,080	105,988,035

Liabilities
Other Financial Instruments*
Futures Contracts	(12,079)	—	—	(12,079)

Advantus Real Estate Securities Fund
Assets
Common Stocks	130,235,106	—	—	130,235,106
Investment Companies	676,486	—	—	676,486
Total Investments	130,911,592	—	—	130,911,592

*                 Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held, except written options, are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities —These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

Corporate obligations comprised of U.S. corporate and foreign corporate securities — These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

For the period ended March 31, 2014, it has been determined that no transfers between Level 1 and Level 2 occurred.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The Fund’s policy is to recognize transfers between the levels as of the end of the period. The following table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period.

Fund	Beginning Balance December 31, 2013	Purchases	Sales	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in to Level 3 (1)	Transfers out of Level 3 (1)	Ending Balance March 31, 2014	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2014
Advantus Bond Fund
Other Mortgage Backed	$3,091,136	$—	$98,918	$125	$36,024	$—	$—	$3,028,367	$(4,532)
Corporate Obligation	14,929,225	1,306,250	148,357	(9,324)	396,836	—	—	16,474,630	402,675
Total	18,020,361	1,306,250	247,275	(9,199)	432,860	—	—	19,502,997	398,143

Advantus Managed Volatility Fund
Corporate Obligation	254,375	—	—	—	3,283	—	—	257,658	3,283
Total	254,375	—	—	—	3,283	—	—	257,658	3,283

Advantus Mortgage Securities Fund
Other Mortgage Backed	1,256,032	—	—	75	(1,027)	—	—	1,255,080	(1,027)
Total	1,256,032	—	—	75	(1,027)	—	—	1,255,080	(1,027)

(1)             Transfers  in  to/out  of  Level  3  are  generally due to the availability  of  quoted  market  prices  or changes in the Trust’s conclusion  that  pricing  information  received  from  a third party pricing service is not reflective of market activity.

Quantitative Information Regarding Level 3 Assets

The following table provides a summary of the significant unobservable inputs used in the fair value measurements of Level 3 assets at March 31, 2014:

Level 3 instrument	Fair value	Valuation technique	Unobservable input	Range (Weighted average)
Advantus Bond Fund
Other Mortgage-Backed — Non-Investment Grade	$3,028,367	Discounted cash flow	Implied spread to U.S. Treasuries (1)	97 bps – 3188 bps (864 bps)
Corporate Obligations	16,474,630	Discounted cash flow	Implied spread to U.S. Treasuries (1)	83 bps – 399 bps (221 bps)
Advantus Managed Volatility Fund
Corporate Obligations	257,658	Discounted cash flow	Implied spread to U.S. Treasuries (1)	(156 bps)
Advantus Mortgage Securities Fund
Other Mortgage-Backed — Non-Investment Grade	1,255,080	Discounted cash flow	Implied spread to U.S. Treasuries (1)	97 bps – 487 bps (396 bps)

(1)  The valuation is based generally on non-binding broker quotes where quantitative inputs are not observable.  Unobservable inputs primarily relate to an implied discounted cash flow modeling spread applied to U.S. Treasuries representing an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality.  For any increase (decrease) in the implied spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

(5)   Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance.  Generally the derivative instruments outstanding as of period end are disclosed in the Investments in Securities.

Equity derivatives were purchased or sold to manage the Advantus Index 500, Advantus Index 400 Mid-Cap and Advantus Managed Volatility Funds’ shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds.

The Advantus Real Estate Securities Fund includes as a non-principal investment strategy the writing (selling) of covered call options. Generally, the strategy will write call options near a price target for the stock. The goal of the covered call strategy is to enhance income of the Fund through the receipt of premium income from the sale of the call, and to decrease volatility of the overall Fund.

Interest rate derivatives are used both to manage the average duration of a Fund’s fixed income portfolio, as well as to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the Advantus International Bond Fund’s current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

(6)   Subsequent Events

Pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Board of Trustees has designated and established four new series of shares of interest, named SFT Ivy® Growth Fund, SFT Ivy® Small Cap Growth Fund, SFT Pyramis® Core Equity Fund and SFT T. Rowe Price Value Fund (the New Funds).  Each of the New Funds commenced operations on May 1, 2014, when its shares became registered under the Securities Act of 1933.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date: May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President
(Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date: May 20, 2014